UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6569

Ivy Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Wendy J. Hills

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2016

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS Ivy Apollo Multi-Asset Income Fund (in thousands)	JUNE 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares		Value

Australia
Financials – 0.4%
GPT Group	34		$139
Mirvac Group	120		182
Scentre Group	94		349
Westfield Corp.	53		427

			1,097

Industrials – 0.3%
Spotless Group Holdings Ltd.	1,054		892

Materials – 0.6%
Amcor Ltd.	115		1,290

Telecommunication Services – 0.4%
Telstra Corp. Ltd. ADR	239		998

Total Australia – 1.7%			$4,277

Austria
Financials – 0.0%
Buwog AG	2		41

Total Austria – 0.0%			$41

Canada
Financials – 0.8%
Allied Properties	1		40
Bank of Montreal	21		1,334
Canadian Apartments Properties	5		169
Dream Office Real Estate Investment Trust	2		25
H&R Real Estate Investment Trust	10		173
RioCan	7		155
SmartREIT	3		102

			1,998

Total Canada – 0.8%			$1,998

France
Energy – 1.3%
Total S.A.	67		3,207

Financials – 1.1%
Axa S.A.	40		793
BNP Paribas S.A.	9		412
Gecina	1		125
Mercialys S.A.	1		30
Unibail-Rodamco	6		1,493

			2,853

Health Care – 0.5%
Sanofi-Aventis	16		1,348

Industrials – 1.2%
Safran	13		894
Schneider Electric S.A.	15		893
Vinci	16		1,141

			2,928

Telecommunication Services – 0.7%
Orange S.A.	114		1,858

Utilities – 0.9%
ENGIE	144		2,307

Total France – 5.7%			$14,501

Germany
Financials – 0.3%
Ado Properties S.A.	3		108
alstria office AG	6		88
Deutsche EuroShop AG	3		128
Deutsche Wohnen AG	9		295
LEG Immobilien AG	—	*	42

			661

Total Germany – 0.3%			$661

Hong Kong
Financials – 0.8%
Hongkong Land Holdings Ltd.	51		312
Link (The)	64		434
Sun Hung Kai Properties Ltd.	75		905
Swire Properties Ltd.	135		360

			2,011

Total Hong Kong – 0.8%			$2,011

Ireland
Materials – 0.4%
CRH plc	33		948

Total Ireland – 0.4%			$948

Israel
Health Care – 0.8%
Teva Pharmaceutical Industries Ltd. ADR	40		2,030

Telecommunication Services – 0.5%
Bezeq – Israel Telecommunication Corp. Ltd. (The)	642		1,273

Total Israel – 1.3%			$3,303

Italy
Energy – 0.8%
Eni S.p.A.	126		2,033

Industrials – 0.6%
Atlantia S.p.A.	58		1,441

Total Italy – 1.4%			$3,474

Japan
Consumer Discretionary – 0.5%
Bridgestone Corp.	38		1,215

Financials – 1.1%
Daiwa Office Investment Corp.	—	*	130
Global One Corp.	—	*	55
Ichigo Hotel Investment Corp.	—	*	70
Kenedix Office Investment Corp.	—	*	143
Mitsubishi Estate Co. Ltd.	53		972
Mitsui Fudosan Co. Ltd.	43		988
ORIX JREIT, Inc.	—	*	176
Sumitomo Realty & Development Co. Ltd.	8		217
Tokyu, Inc.	—	*	162

			2,913

Total Japan – 1.6%			$4,128

Jersey
Financials – 0.0%
Atrium European Real Estate Ltd.	9		40

Total Jersey – 0.0%			$40

Mexico
Financials – 0.0%
Prologis Property Mexico S.A. de C.V.	3		5

Total Mexico – 0.0%			$5

Netherlands
Consumer Discretionary – 0.3%
Koninklijke Philips Electronics N.V., Ordinary Shares	35		859

Consumer Staples – 0.8%
Unilever N.V., Certicaaten Van Aandelen	40		1,860

Financials – 0.5%
ING Groep N.V., Certicaaten Van Aandelen	114		1,177

Materials – 0.4%
Royal DSM Heerlen	20		1,125

Total Netherlands – 2.0%			$5,021

New Zealand
Telecommunication Services – 0.4%
Spark New Zealand Ltd.	387		983

Total New Zealand – 0.4%			$983

Norway
Consumer Staples – 1.1%
Marine Harvest ASA	158		2,657

Financials – 0.0%
Entra ASA	9		82

Total Norway – 1.1%			$2,739

Russia
Energy – 0.6%
PJSC LUKOIL ADR	36		1,514

Total Russia – 0.6%			$1,514

Singapore
Consumer Discretionary – 0.1%
Asian Pay Television Trust	537		213

Financials – 0.1%
CapitaCommercial Trust	28		30
CapitaLand Ltd.	58		132
Global Logistic Properties Ltd.	29		38
Mapletree Commercial Trust	19		21

			221

Total Singapore – 0.2%			$434

Spain
Financials – 0.3%
Axiare Patrimonio SOCIMI S.A.	2		27
Banco Bilbao Vizcaya Argentaria S.A.	155		889
Merlin Properties Socimi S.A.	4		46

			962

Utilities – 1.1%
Enagas S.A.	33		994
Iberdrola S.A.	242		1,650

			2,644

Total Spain – 1.4%			$3,606

Sweden
Financials – 0.1%
Fabege AB	8		133
Hufvudstaden AB	9		145

			278

Telecommunication Services – 0.4%
TeliaSonera AB	229		1,087

Total Sweden – 0.5%			$1,365

Switzerland
Financials – 0.0%
PSP Swiss Property Ltd., Registered Shares	1	111

Health Care – 0.5%
Roche Holdings AG, Genusscheine	5	1,250

Total Switzerland – 0.5%		$1,361

United Kingdom
Consumer Discretionary – 0.7%
Taylor Wimpey plc	182	322
UBM plc	165	1,417

		1,739

Consumer Staples – 2.3%
British American Tobacco plc	16	1,035
Diageo plc	39	1,087
Imperial Tobacco Group plc	33	1,773
SABMiller plc	36	2,093

		5,988

Energy – 1.2%
Royal Dutch Shell plc, Class A	111	3,036

Financials – 1.1%
Big Yellow Group plc	6	63
Derwent London plc	5	169
Great Portland Estates plc	7	60
Hammerson plc	23	165
Hansteen Holdings plc	32	43
HSBC Holdings plc	166	1,030
Land Securities Group plc	30	418
LondonMetric Property plc	37	75
Prudential plc	45	765
Shaftesbury plc	5	64

		2,852

Health Care – 0.4%
AstraZeneca plc	18	1,056

Industrials – 0.7%
BAE Systems plc	251	1,755

Telecommunication Services – 0.7%
Vodafone Group plc	595	1,813

Utilities – 0.8%
National Grid plc	132	1,939

Total United Kingdom – 7.9%		$20,178

United States
Consumer Discretionary – 0.8%
McDonalds Corp.	8	1,018
Omnicom Group, Inc.	12	961

		1,979

Consumer Staples – 1.9%
Altria Group, Inc.	28	1,913
Philip Morris International, Inc.	18	1,818
Procter & Gamble Co. (The)	15	1,270

		5,001

Energy – 1.9%
Chevron Corp.	22	2,264
Occidental Petroleum Corp.	32	2,447

		4,711

Financials – 4.9%
American Assets Trust, Inc.	1	41
AvalonBay Communities, Inc.	4	733
Boston Properties, Inc.	5	714
Brixmor Property Group, Inc.	8	210
Camden Property Trust	7	648
CBL & Associates Properties, Inc.	6	51
Columbia Property Trust, Inc.	5	108
Corporate Office Properties Trust	7	201
Cousins Properties, Inc.	10	107
Crown Castle International Corp.	1	102
CubeSmart	12	386
DDR Corp.	10	177
Duke Realty Corp.	4	102
DuPont Fabros Technology, Inc.	4	167
EastGroup Properties, Inc.	1	71
Equity Residential	17	1,138
General Growth Properties, Inc.	9	276
Host Hotels & Resorts, Inc.	13	212
Hudson Pacific Properties, Inc.	6	176
Kilroy Realty Corp.	2	133
LaSalle Hotel Properties	10	232
New York, Inc.	2	21
Paramount Group, Inc.	11	182
ProLogis	12	590
Public Storage, Inc.	2	391
Ramco Gershenson Properties Trust	6	118
Retail Properties of America, Inc.	11	184
RLJ Lodging Trust	9	186
Senior Housing Properties Trust	7	153
Simon Property Group, Inc.	8	1,830
SL Green Realty Corp.	2	265
Sovran Self Storage, Inc.	2	232
Spirit Realty Capital, Inc.	19	247
Sunstone Hotel Investors, Inc.	16	193
Taubman Centers, Inc.	4	322
Ventas, Inc.	4	282
Vornado Realty Trust	5	533
Welltower, Inc.	12	936

		12,650

Health Care – 4.4%
Bristol-Myers Squibb Co.	14	1,007
Eli Lilly and Co.	18	1,454
Johnson & Johnson	30	3,583
Merck & Co., Inc.	34	1,935
Pfizer, Inc.	100	3,524

		11,503

Industrials – 0.7%
Lockheed Martin Corp.	8	1,902

Information Technology – 1.6%
Cisco Systems, Inc.	51	1,466
Microsoft Corp.	49	2,483

		3,949

Materials – 0.5%
International Paper Co.	27	1,156

Telecommunication Services – 1.5%
American Tower Corp., Class A	4	478
AT&T, Inc.	81	3,495

		3,973

Utilities – 0.6%
PPL Corp.	38	1,440

Total United States – 18.8%		$48,264

TOTAL COMMON STOCKS – 47.4%		$120,852
(Cost: $117,064)

PREFERRED STOCKS

United States
Financials – 0.2%
iStar Financial, Inc., Convertible	240	242
VEREIT, Inc., Convertible	240	237

		479

Utilities – 0.1%
Pattern Energy Group, Inc., Convertible (A)	240	242

Total United States – 0.3%		$721

TOTAL PREFERRED STOCKS – 0.3%		$721
(Cost: $710)

ASSET–BACKED SECURITIES	Principal
Cayman Islands – 0.2%
KKR Financial CLO 14 Ltd., Class D
7.273%, 7–15–28 (A)(B)	$480	410

United States – 0.6%
Catamaran CLO Ltd. and Catamaran CLO LLC, Series 2014–2A
0.000%, 10–18–26 (A)(B)	510	443
NZCG Funding Ltd., Series 2015–2A, Class D
6.934%, 4–27–27 (A)(B)	470	398
OCP CLO Ltd., Series 2014–6A, Class C
4.283%, 7–17–26 (A)(B)	470	401
OCP CLO Ltd., Series 2015–9A, Class C
4.328%, 7–15–27 (A)(B)	470	406

		1,648

TOTAL ASSET–BACKED SECURITIES – 0.8%		$2,058
(Cost: $2,101)

CORPORATE DEBT SECURITIES

Australia
Materials – 0.1%
FMG Resources Pty Ltd.
9.750%, 3–1–22 (A)	172	190

Total Australia – 0.1%		$190

Austria
Consumer Staples – 0.2%
JBS Investments GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.)
7.750%, 10–28–20 (A)	400	422

Total Austria – 0.2%		$422

Bermuda
Financials – 0.1%
Ooredoo International Finance Ltd.
3.750%, 6–22–26 (A)	200	202

Total Bermuda – 0.1%		$202

British Virgin Islands
Financials – 0.1%
King Power Capital Ltd.
5.625%, 11–3–24	225	248

Total British Virgin Islands – 0.1%		$248

Canada
Consumer Discretionary – 0.1%
Gateway Casinos & Entertainment Ltd.
8.500%, 11–26–20 (A)(C)	CAD300	218

Energy – 0.4%
EnCana Corp.
6.500%, 8–15–34	$162	162
Seven Generations Energy Ltd.:
8.250%, 5–15–20 (A)	495	513
6.750%, 5–1–23 (A)	341	344

		1,019

Health Care – 0.4%
Concordia Healthcare Corp.:
9.500%, 10–21–22 (A)	807	753
7.000%, 4–15–23 (A)	94	80
VPII Escrow Corp.
7.500%, 7–15–21 (A)	471	415
VRX Escrow Corp.
5.375%, 3–15–20 (A)	172	147

		1,395

Industrials – 0.3%
GFL Environmental, Inc.:
7.875%, 4–1–20 (A)	500	503
9.875%, 2–1–21 (A)	160	170

		673

Information Technology – 0.3%
Kronos Acquisition Holdings, Inc.
9.000%, 8–15–23 (A)	532	522
OpenText Corp.
5.875%, 6–1–26 (A)	228	229

		751

Total Canada – 1.5%		$4,056

Cayman Islands
Telecommunication Services – 0.1%
Sable International Finance Ltd.
6.875%, 8–1–22 (A)	200	201

Total Cayman Islands – 0.1%		$201

China
Financials – 0.1%
Industrial and Commercial Bank of China Ltd.
4.875%, 9–21–25	200	211

Total China – 0.1%		$211

France
Consumer Discretionary – 0.4%
Numericable – SFR S.A.
7.375%, 5–1–26 (A)	1,062	1,050

Total France – 0.4%		$1,050

Hong Kong
Financials – 0.1%
China Shenua Overseas Capital Co. Ltd. (GTD by Shenhua Hong Kong Ltd.)
3.875%, 1–20–25	200	207

Total Hong Kong – 0.1%		$207

Ireland
Materials – 0.2%
Ardagh Packaging Finance plc and Ardagh Holdings USA, Inc.
7.250%, 5–15–24 (A)	400	408

Total Ireland – 0.2%		$408

Israel
Energy – 0.1%
Delek & Avner Tamar Bond Ltd.
5.082%, 12–30–23 (A)	150	155

Total Israel – 0.1%		$155

Jersey
Financials – 0.1%
Mercury BondCo plc
8.250%, 5–30–21 (C)(D)	EUR282	309

Total Jersey – 0.1%		$309

Luxembourg
Consumer Discretionary – 1.2%
Altice Financing S.A.:
6.500%, 1–15–22 (A)	$100	101
6.625%, 2–15–23 (A)	587	576
7.500%, 5–15–26 (A)	400	393
Altice S.A.:
7.750%, 5–15–22 (A)	800	809
7.625%, 2–15–25 (A)	400	391
Intelsat Jackson Holdings S.A.
8.000%, 2–15–24 (A)	240	236
Nielsen Finance
5.500%, 10–1–21 (A)	500	516

		3,022

Energy – 0.1%
Globe Luxembourg SCA
9.625%, 5–1–18 (A)(B)	200	166
Offshore Drilling Holding S.A.
8.375%, 9–20–20 (A)(B)	400	188

		354

Industrials – 0.2%
Silver II Borrower SCA and Silver II U.S. Holdings
7.750%, 12–15–20 (A)	630	556

Telecommunication Services – 0.1%
Wind Acquisition Finance S.A.
4.750%, 7–15–20 (A)	327	320

Total Luxembourg – 1.6%		$4,252

Macau
Consumer Discretionary – 0.3%
Wynn Macau Ltd.
5.250%, 10–15–21 (A)	800	778

Total Macau – 0.3%		$778

Netherlands
Consumer Discretionary – 0.1%
VTR Finance B.V.
6.875%, 1–15–24 (A)	550	549

Energy – 0.1%
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.)
8.375%, 5–23–21	184	190

Financials – 0.1%
Flash Dutch 2 B.V. and U.S. Coatings Acquisition, Inc.
7.375%, 5–1–21 (A)	250	263

Health Care – 0.2%
JLL/Delta Dutch Pledgeco B.V.
8.750%, 5–1–20 (A)(D)	402	402

Information Technology – 0.1%
NXP B.V. and NXP Funding LLC
4.125%, 6–15–20 (A)	240	243

Total Netherlands – 0.6%		$1,647

Peru
Energy – 0.1%
Transportadora de Gas del Peru S.A.
4.250%, 4–30–28 (A)	255	255

Financials – 0.1%
Corporacion Financiera de Desarrolla S.A.
4.750%, 2–8–22 (A)	200	212

Total Peru – 0.2%		$467

United Kingdom
Financials – 0.1%
Keystone Financing plc
9.500%, 10–15–19 (C)	GBP100	134

Industrials – 0.1%
Algeco Scotsman Global Finance plc
8.500%, 10–15–18 (A)	$400	324

Telecommunication Services – 0.1%
Virgin Media Secured Finance plc:
5.125%, 1–15–25 (C)	GBP100	130
5.500%, 8–15–26 (A)	$96	93

		223

Total United Kingdom – 0.3%		$681

United States
Consumer Discretionary – 5.6%
Acosta, Inc.
7.750%, 10–1–22 (A)	250	219
Altice U.S. Finance I Corp.
5.500%, 5–15–26 (A)	640	640
Altice U.S. Finance II Corp.
7.750%, 7–15–25 (A)	547	570
BakerCorp International, Inc.
8.250%, 6–1–19	1,030	870
Bon–Ton Stores, Inc. (The):
10.625%, 7–15–17	1,000	920
8.000%, 6–15–21	523	214
Boyd Gaming Corp.
6.375%, 4–1–26 (A)	123	129
Cablevision Systems Corp.
5.875%, 9–15–22	720	646
CCO Holdings LLC and CCO Holdings Capital Corp.
5.500%, 5–1–26 (A)	106	108
Clear Channel Outdoor Holdings, Inc.
6.500%, 11–15–22	415	415
Clear Channel Worldwide Holdings, Inc., Series B
7.625%, 3–15–20	875	834
Cumulus Media, Inc.
7.750%, 5–1–19	72	30
DISH DBS Corp.:
6.750%, 6–1–21	297	308
5.875%, 11–15–24	122	114
7.750%, 7–1–26 (A)	124	128
EMI Music Publishing Group North America Holdings
7.625%, 6–15–24 (A)	94	97
Hot Topic, Inc.
9.250%, 6–15–21 (A)	322	326
HT Intermediate Holdings Corp.
12.000%, 5–15–19 (A)(D)	350	330
J.C. Penney Co., Inc.
7.950%, 4–1–17	250	257

Jo-Ann Stores Holdings, Inc.
9.750%, 10–15–19 (A)(D)	337	295
Jo-Ann Stores, Inc.
8.125%, 3–15–19 (A)	730	699
Laureate Education, Inc.
10.000%, 9–1–19 (A)(B)	2,086	1,826
MDC Partners, Inc.
6.500%, 5–1–24 (A)	98	97
MGM Resorts International
8.625%, 2–1–19	240	269
NBTY, Inc.
7.625%, 5–15–21 (A)	147	147
Neiman Marcus Group Ltd., Inc.
8.000%, 10–15–21 (A)	810	660
Neptune Finco Corp.:
10.125%, 1–15–23 (A)	200	224
10.875%, 10–15–25 (A)	352	403
Nielsen Finance LLC and Nielsen Finance Co.
5.000%, 4–15–22 (A)	500	510
Penske Automotive Group, Inc.
5.500%, 5–15–26	36	34
Pinnacle Operating Corp.
9.000%, 11–15–20 (A)	450	378
Radio One, Inc. (GTD by TV One LLC)
7.375%, 4–15–22 (A)	147	140
Scientific Games International, Inc. (GTD by Scientific Games Corp.)
10.000%, 12–1–22	240	195
Sinclair Television Group, Inc.
5.875%, 3–15–26 (A)	225	230
Univision Communications, Inc.
5.125%, 2–15–25 (A)	250	247
Wave Holdco LLC and Wave Holdco Corp.
8.250%, 7–15–19 (A)(D)	75	76
WaveDivision Escrow LLC and WaveDivision Escrow Corp.
8.125%, 9–1–20 (A)	72	75
WideOpenWest Finance LLC and WideOpenWest Capital Corp.
10.250%, 7–15–19	240	248
WMG Acquisition Corp.
6.750%, 4–15–22 (A)	647	651

		14,559

Consumer Staples – 1.3%
Albertsons Cos. LLC, Safeway, Inc., New Albertsons, Inc. and Albertsons LLC
6.625%, 6–15–24 (A)	39	40
Bumble Bee Foods LLC
9.000%, 12–15–17 (A)	161	163
JBS USA LLC and JBS USA Finance, Inc.:
7.250%, 6–1–21 (A)	126	130
5.875%, 7–15–24 (A)	334	324
5.750%, 6–15–25 (A)	405	381
Performance Food Group, Inc.
5.500%, 6–1–24 (A)	142	144
Post Holdings, Inc.:
7.375%, 2–15–22	372	391
7.750%, 3–15–24 (A)	330	362
Prestige Brands, Inc.
5.375%, 12–15–21 (A)	300	305
Simmons Foods, Inc.
7.875%, 10–1–21 (A)	705	642
Spectrum Brands, Inc. (GTD by SB/RH Holdings)
6.375%, 11–15–20	250	261
U.S. Foods, Inc.
5.875%, 6–15–24 (A)	254	260

		3,403

Energy – 1.2%
Access Midstream Partners L.P.
4.875%, 5–15–23	103	100
California Resources Corp.
8.000%, 12–15–22 (A)	227	161
Clayton Williams Energy, Inc.
7.750%, 4–1–19	306	231
Endeavor Energy Resources L.P.
7.000%, 8–15–21 (A)	897	882
Laredo Petroleum, Inc.
7.375%, 5–1–22	783	785
Murray Energy Corp. (GTD by Murray Energy Holdings Co.)
11.250%, 4–15–21 (A)	120	34
NGPL PipeCo LLC
7.119%, 12–15–17 (A)	240	250
Northern Tier Energy LLC and Northern Tier Finance Corp. (GTD by Northern Tier Energy L.P.)
7.125%, 11–15–20	217	221
Parsley Energy LLC and Parsley Finance Corp.
6.250%, 6–1–24 (A)	34	35
PBF Holding Co. LLC and PBF Finance Corp.
7.000%, 11–15–23 (A)	46	44
Whiting Petroleum Corp.
6.500%, 10–1–18	270	259

		3,002

Financials – 1.5%
Aircastle Ltd.:
5.125%, 3–15–21	652	678
5.500%, 2–15–22	487	506
5.000%, 4–1–23	163	166
Balboa Merger Sub, Inc.
11.375%, 12–1–21 (A)	397	315
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.:
5.875%, 6–15–21 (A)	58	59
4.420%, 6–15–21 (A)	73	75
5.450%, 6–15–23 (A)	37	38
7.125%, 6–15–24 (A)	58	61
6.020%, 6–15–26 (A)	73	76
Hub International Ltd.
7.875%, 10–1–21 (A)	322	309
New Cotai LLC and New Cotai Capital Corp.
10.625%, 5–1–19 (A)(D)	269	166
Onex USI Acquisition Corp.
7.750%, 1–15–21 (A)	450	446
Patriot Merger Corp.
9.000%, 7–15–21 (A)	450	434
Provident Funding Associates L.P. and PFG Finance Corp.
6.750%, 6–15–21 (A)	580	550
VEREIT Operating Partnership L.P. (GTD by VEREIT, Inc.)
4.875%, 6–1–26	37	38

		3,917

Health Care – 1.1%
Centene Escrow Corp.:
5.625%, 2–15–21 (A)	356	371
6.125%, 2–15–24 (A)	122	130
ConvaTec Healthcare E S.A.
10.500%, 12–15–18 (A)	161	165
Greatbatch Ltd.
9.125%, 11–1–23 (A)	172	171
HCA, Inc.
5.250%, 6–15–26	137	142
Jaguar Holding Co. II and Pharmaceutical Product Development LLC
6.375%, 8–1–23 (A)	322	329
Kinetic Concepts, Inc. and KCI USA, Inc.
10.500%, 11–1–18	140	140
LifePoint Health, Inc.
5.500%, 12–1–21	225	235
MPH Acquisition Holdings LLC
7.125%, 6–1–24 (A)	156	164
Surgery Center Holdings, Inc.
8.875%, 4–15–21 (A)	399	409
Team Health, Inc.
7.250%, 12–15–23 (A)	79	85
Universal Hospital Services, Inc.
7.625%, 8–15–20	299	274

		2,615

Industrials – 1.7%
Florida East Coast Holdings Corp. and Florida East Coast Industries LLC
6.750%, 5–1–19 (A)	460	458
GCP Appled Technologies, Inc.
9.500%, 2–1–23 (A)	162	181
HD Supply, Inc.
5.750%, 4–15–24 (A)	202	210
inVentiv Health, Inc.
9.000%, 1–15–18 (A)	161	165
KLX, Inc.
5.875%, 12–1–22 (A)	341	335
Masco Corp.:
3.500%, 4–1–21	177	181
4.375%, 4–1–26	110	113
Prime Security Services Borrower LLC
9.250%, 5–15–23 (A)	520	551
Standard Industries, Inc.
5.500%, 2–15–23 (A)	161	165
Summit Materials LLC and Summit Materials Finance Corp.:
8.500%, 4–15–22 (A)	122	129
6.125%, 7–15–23	147	145
TransDigm Group, Inc.
7.500%, 7–15–21	250	264
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.000%, 7–15–22	297	299
6.500%, 7–15–24	297	298
6.375%, 6–15–26 (A)	202	201
United Rentals (North America), Inc. (GTD by United Rentals, Inc.)
5.875%, 9–15–26	133	132
WESCO Distribution, Inc. (GTD by WESCO International, Inc.)
5.375%, 6–15–24 (A)	81	81
XPO Logistics, Inc.
6.500%, 6–15–22 (A)	154	147

		4,055

Information Technology – 2.2%
Alliance Data Systems Corp.:
6.375%, 4–1–20 (A)	130	131
5.375%, 8–1–22 (A)	762	730
Ensemble S Merger Sub, Inc.
9.000%, 9–30–23 (A)	172	170
First Data Corp.
6.750%, 11–1–20 (A)	250	261
Infor Software Parent LLC and Infor Software Parent, Inc.
7.125%, 5–1–21 (A)(D)	525	467
Italics Merger Sub, Inc.
7.125%, 7–15–23 (A)	550	521
Michael Baker Holdings LLC and Michael Baker Finance Corp.
8.875%, 4–15–19 (A)(D)	120	97
Michael Baker International LLC
8.250%, 10–15–18 (A)	229	222
Micron Technology, Inc.:
5.875%, 2–15–22	732	688
7.500%, 9–15–23 (A)	480	513
5.500%, 2–1–25	322	274
NCR Escrow Corp.:
5.875%, 12–15–21	425	431
6.375%, 12–15–23	427	436
West Corp.
5.375%, 7–15–22 (A)	614	571
Western Digital Corp.:
7.375%, 4–1–23 (A)	130	138
10.500%, 4–1–24 (A)	193	207

		5,857

Materials – 0.7%
Hillman Group, Inc. (The)
6.375%, 7–15–22 (A)	295	263
Joseph T. Ryerson & Son, Inc. (GTD by Ryerson Holding Corp.)
11.000%, 5–15–22 (A)	97	100
Kaiser Aluminum Corp.
5.875%, 5–15–24 (A)	127	130
PQ Corp.
6.750%, 11–15–22 (A)	119	124
PSPC Escrow Corp.
6.500%, 2–1–22 (A)	180	158
PSPC Escrow II Corp.
10.375%, 5–1–21 (A)	150	151
Reynolds Group Issuer, Inc., Reynolds Group Issuer LLC and Reynolds Group Issuer (Luxembourg) S.A.:
6.875%, 2–15–21 (B)	250	258
5.125%, 7–15–23 (A)	367	371
7.000%, 7–15–24 (A)	68	70
U.S. Steel Corp.
8.375%, 7–1–21 (A)	46	48
Wise Metals Intermediate Holdings
9.750%, 6–15–19 (A)(D)	427	231

		1,904

Telecommunication Services – 1.7%
Frontier Communications Corp.:
8.875%, 9–15–20	497	531
9.250%, 7–1–21	172	182
6.250%, 9–15–21	500	471
GCI, Inc.
6.875%, 4–15–25	475	481
Level 3 Escrow II, Inc.
5.375%, 8–15–22	491	496
Sprint Corp.:
7.250%, 9–15–21	658	561
7.875%, 9–15–23	402	329
Sprint Nextel Corp.:
6.000%, 12–1–16	143	144
9.125%, 3–1–17	127	131
8.375%, 8–15–17	199	204
9.000%, 11–15–18 (A)	133	142
7.000%, 8–15–20	127	114
T–Mobile USA, Inc.:
6.000%, 4–15–24	204	211
6.500%, 1–15–26	142	150
Zayo Group LLC and Zayo Capital, Inc.
6.000%, 4–1–23	63	64

		4,211

Utilities – 0.1%
TerraForm Power Operating LLC (GTD by TerraForm Power LLC)
5.875%, 2–1–23 (A)	240	228

Total United States – 17.1%		$43,751
TOTAL CORPORATE DEBT SECURITIES – 23.2%		$59,235
(Cost: $57,836)

MORTGAGE-BACKED SECURITIES

United States – 0.1%
Great Wolf Trust, Commercial Mortgage Pass–Through Certificates, Series 2015–WFMZ, Class M
7.423%, 5–15–32 (A)(B)	360	360

TOTAL MORTGAGE–BACKED SECURITIES – 0.1%		$360
(Cost: $341)

OTHER GOVERNMENT SECURITIES (E)

Columbia – 0.1%
Republic of Columbia
4.375%, 7–12–21	200	215

Indonesia – 0.2%
Perusahaan Penerbit SBSN Indonesia III
4.350%, 9–10–24	200	206
PT Pelabuhan Indonesia II
4.250%, 5–5–25	200	200

		406

Luxembourg – 0.1%
Garfunkelux Holdco 3 S.A.
8.500%, 11–1–22 (C)	GBP244	307

Mexico – 0.0%
United Mexican States
3.625%, 3–15–22	$100	106

United Arab Emirates – 0.1%
Emirate of Abu Dhabi
3.125%, 5–3–26 (A)	200	206

TOTAL OTHER GOVERNMENT SECURITIES – 0.5%		$1,240
(Cost: $1,211)

LOANS (B)

Cayman Islands
Information Technology – 0.1%
Avago Technologies Ltd.
4.250%, 2–1–23	193	193

Total Cayman Islands – 0.1%		$193

France
Health Care – 0.2%
Ethypharm:
5.500%, 9–30–22 (C)	EUR229	254
0.000%, 6–16–23 (C)(F)	229	255

		509

Total France – 0.2%		$509

Luxembourg
Consumer Discretionary – 0.3%
Eircom Finco S.a.r.l.
4.500%, 5–31–22 (C)	264	288
Formula One Holdings Ltd. and Delta Two S.a.r.l.:
4.750%, 7–30–21	$160	154
7.750%, 7–29–22	390	368

		810

Total Luxembourg – 0.3%		$810

United Kingdom Energy – 0.1%
KCA Deutag Alpha Ltd.
6.250%, 5–16–20	370	284

Total United Kingdom – 0.1%		$284

United States
Consumer Discretionary – 3.6%
Academy Sports + Outdoors,
5.000%, 7–2–22	158	148
Advantage Sales & Marketing, Inc.
7.500%, 7–25–22	400	371
Asurion LLC:
0.000%, 7–8–20 (F)	240	234
8.500%, 3–3–21	240	230
Belk, Inc.
0.000%, 12–10–22 (F)	103	82
BJ’s Wholesale Club, Inc.
8.500%, 3–31–20	548	527
Bre Diamond Mezz 1 LLC and Bre Diamond Lessee Mezz 1 LLC
6.943%, 12–8–17	1,883	1,850
Bureau Van Dijk Electronic Publishing B.V.
5.087%, 9–23–21 (C)	GBP551	732
Charter Communicatons, Inc.
3.250%, 8–24–21	$229	229
Dollar Tree, Inc.
3.500%, 7–6–22	135	135
GNC Holdings, Inc.
3.250%, 3–4–19	240	235
Hotel del Coronado
6.443%, 12–9–17	460	467
IMG Worldwide, Inc.
0.000%, 5–6–21 (F)	240	239
J.C. Penney Co., Inc.
5.250%, 6–23–23	240	238
KIK Custom Products, Inc.:
5.750%, 11–19–21	218	213
5.250%, 5–21–22	218	218
6.000%, 8–26–22	420	413
Mattress Holding Corp.
6.250%, 10–20–21	244	238
MKS Instruments, Inc.
4.750%, 4–29–23	225	225
NBTY, Inc.
5.000%, 5–5–23	240	238
PETCO Animal Supplies, Inc.
5.750%, 1–26–23	244	243

PNK Entertainment, Inc. 3.750%, 4–28–23	210	209
Scientific Games Corp. 6.000%, 10–18–20	229	226
SeaWorld Entertainment, Inc. 3.000%, 5–14–20	239	229
Talbots, Inc. (The):
5.500%, 3–19–20	344	333
9.500%, 3–19–21	422	390
YUM! Brands, Inc. 0.000%, 6–16–23 (F)	240	240

		9,132

Consumer Staples – 0.4%
Albertsons Cos. LLC 5.500%, 6–22–23	235	235
Chefs’ Warehouse, Inc. (The):
0.000%, 6–22–22 (F)	48	47
5.750%, 6–22–22	421	418
TriMark USA, Inc. 5.250%, 10–1–21	218	217

		917

Energy – 0.2%
Alpha Natural Resources, Inc. 0.000%, 2–6–17 (F)	120	113
Peabody Energy Corp. 10.000%, 4–18–17	321	330

		443

Financials – 2.3%
Ascensus, Inc. 5.500%, 12–3–22	194	191
AWAS Aviation Capital Ltd. 4.000%, 6–10–18	233	233
Bats Global Markets, Inc. 0.000%, 6–20–23 (F)	175	174
BioMed Realty Trust, Inc. 8.443%, 2–9–18	954	949
Bre RC Mezz 1 LLC and Bre RC Exeter Mezz 1 LLC 7.443%, 5–24–18	1,000	1,000
Brightwood Capital Advisors LLC 9.800%, 4–29–23	470	471
Dubai World Group 0.000%, 3–18–23 (F)	116	93
Edelman Financial Center LLC 6.500%, 12–16–22	219	216
Inland Retail Real Estate Trust, Inc. 6.957%, 4–1–19	1,400	1,373
Institutional Shareholder Services, Inc. 5.000%, 5–12–21	717	704
iStar Financial, Inc. 0.000%, 7–1–20 (F)	250	250
TransUnion 3.500%, 4–9–21	229	226
WP Mustang Holdings LLC 10.000%, 5–29–22	72	71

		5,951

Health Care – 1.1%
Atrium Innovations, Inc. 7.750%, 8–10–21	400	372
CHG Healthcare Services, Inc. 0.000%, 6–7–23 (F)	239	239
eResearch Technology, Inc. 6.000%, 5–3–23	240	240
ExamWorks Group, Inc. 0.000%, 6–17–23 (F)	250	249
HCA, Inc. 3.381%, 5–1–18	218	218
MultiPlan, Inc. 5.000%, 6–7–23	240	241
Patterson Medical Holdings, Inc. 0.000%, 8–28–22 (F)	250	246
Quorum Health Corp. 6.750%, 4–29–22	239	240
Schumacher Group 5.000%, 7–31–22	208	208
Team Health Holdings, Inc. 3.750%, 11–23–22	209	209
Valeant Pharmaceuticals International, Inc. 4.750%, 12–11–19	154	150

		2,612

Industrials – 0.7%
Aramark Services, Inc. 3.250%, 9–7–19	177	177
Carrix, Inc. 0.000%, 1–7–19 (F)	239	224
Cast & Crew Payroll LLC 4.750%, 8–3–22	219	213
Dynacast International LLC 9.500%, 1–30–23	103	98
GCA Services Group, Inc., 5.750%, 3–1–23	230	230
Packers Holdings LLC 5.000%, 12–3–21	218	217
Solera LLC and Solera Finance, Inc. 5.750%, 3–3–23	224	224
United Site Services, Inc.:
5.500%, 8–5–21	57	56
5.750%, 8–5–21	162	160
Verisure Holding AB 0.000%, 10–10–22 (C)(F)	EUR240	265

		1,864

Information Technology – 1.9%
Applied Systems, Inc. 7.500%, 1–23–22	$841		832
Ciena Corp. 4.250%, 4–25–21	240		239
Dell, Inc. 0.000%, 6–2–23 (F)	240		230
First Data Corp. 4.452%, 3–24–21	129		129
Global Tel Link Corp. 9.000%, 11–20–20	120		98
Infor (U.S.), Inc. 3.750%, 6–3–20	224		218
Micron Technology, Inc. 6.640%, 4–26–22	240		241
Misys plc and Magic Newco LLC 12.000%, 6–12–19	1,200		1,246
Netsmart, Inc. 5.750%, 4–19–23	240		239
ON Semiconductor Corp. 5.250%, 3–31–23	240		241
RedPrairie Corp.:
6.000%, 12–21–18	82		77
11.250%, 12–21–19	240		198
Survey Sampling International:
7.500%, 12–16–20	—	*	—	*
6.000%, 12–16–20	136		135
TIBCO Software, Inc.:
0.000%, 12–4–20 (F)	110		114
6.500%, 12–4–20	254		233
Vertafore, Inc. 0.000%, 6–17–23 (F)	250		249
Vision Solutions, Inc., 7.500%, 6–15–22	400		396

			5,115

Materials – 0.1%
FMG Resources Pty Ltd. 4.250%, 6–30–19	379		362
MacDermid, Inc.:
0.000%, 6–7–20 (F)	10		10
5.500%, 6–7–20	5		5

			377

Telecommunication Services – 0.3%
Level 3 Financing, Inc. 4.000%, 8–1–19	207		206
Lightower Fiber Networks 4.000%, 4–13–20	224		221
Zayo Group LLC 4.500%, 5–6–21	221		221

			648

Utilities – 0.1%
EFS Cogen Holdings I LLC 0.000%, 6–28–23 (F)	250		250

Total United States – 10.7%			$27,309

TOTAL LOANS – 11.4%			$29,105
(Cost: $29,042)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

United States – 0.2%
Federal National Mortgage Association Agency REMIC/CMO:
7.000%, 10–25–31 (G)	505		117
1.857%, 4–25–45 (B)(G)	998		68
Government National Mortgage Association Agency REMIC/CMO:
1.127%, 6–20–36 (B)(G)	4,393		177
1.631%, 1–20–42 (B)(G)	2,065		79

			441

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.2%			$441
(Cost: $480)

SHORT-TERM SECURITIES

Commercial Paper (H) – 13.3%
Baxter International, Inc. 0.630%, 7–5–16	6,000		5,999
Becton Dickinson & Co. 0.760%, 7–27–16	3,000		2,998
Bemis Co., Inc. 0.710%, 7–8–16	5,000		4,999
BorgWarner, Inc. 0.670%, 7–12–16	5,000		4,999
J.M. Smucker Co. (The) 0.620%, 7–6–16	3,500		3,500
Northern Illinois Gas Co. 0.420%, 7–1–16	3,789		3,789
PepsiCo, Inc. 0.400%, 7–20–16	2,158		2,158
St. Jude Medical, Inc. 0.650%, 7–1–16	5,535		5,535

			33,977

Master Note – 4.2%
Toyota Motor Credit Corp. 0.590%, 7-6-16 (I)	10,622	10,622

TOTAL SHORT-TERM SECURITIES – 17.5%		$44,599
(Cost: $44,600)

TOTAL INVESTMENT SECURITIES – 101.4%		$258,611
(Cost: $253,385)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.4)%		(3,609)

NET ASSETS – 100.0%		$255,002

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016 the total value of these securities amounted to $43,141 or 16.9% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2016.

(C)	Principal amounts are denominated in the indicated foreign currency, where applicable (CAD – Canadian Dollar, EUR – Euro and GBP – British Pound).

(D)	Payment-in-kind bonds.

(E)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(F)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(G)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(H)	Rate shown is the yield to maturity at June 30, 2016.

(I)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2016. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at June 30, 2016:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	4,853	U.S. Dollar	7,068	7-25-16	Citibank N.A.	$605	$—
Euro	11,779	U.S. Dollar	13,214	7-25-16	Citibank N.A.	133	—
British Pound	910	U.S. Dollar	1,337	9-30-16	JPMorgan Securities LLC	125	—
Euro	1,390	U.S. Dollar	1,572	9-30-16	JPMorgan Securities LLC	24	—
Canadian Dollar	282	U.S. Dollar	221	7-25-16	Morgan Stanley International	3	—
						$890	$—

The following total return swap agreements were outstanding at June 30, 2016:

Counterparty	Underlying Security	Termination Date	Notional Amount (1)	Financing Fee (2)(3)	Unrealized Appreciation
Morgan Stanley & Co., Inc.	iBoxx $ Liquid High Yield Index	12/20/2016	$150	3M LIBOR	$—	*

(1)	Notional amount changes by the percentage change of the price of the index applied to the notional amount.

(2)	The Fund pays the financing fee multiplied by the notional amount each quarter.

(3)	At the termination date, a net cash flow is exchanged where the market-linked total return is equivalent to the return of the underlying security less a financing rate, if any. As the payer, the Fund would receive payments on any net positive total return, and would owe payments in the event of a negative total return.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2016:

	Level 1	Level 2		Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$1,979	$4,026		$—
Consumer Staples	6,861	8,645		—
Energy	6,225	8,276		—
Financials	15,035	14,917		—
Health Care	13,533	3,654		—
Industrials	1,902	7,016		—
Information Technology	3,949	—		—
Materials	1,156	3,363		—
Telecommunication Services	3,973	8,012		—
Utilities	1,440	6,890		—
Total Common Stocks	$56,053	$64,799		$—
Preferred Stocks	—	721		—
Asset-Backed Securities	—	2,058		—
Corporate Debt Securities	—	59,235		—
Mortgage-Backed Securities	—	360		—
Other Government Securities	—	1,240		—
Loans	—	25,676		3,429
United States Government Agency Obligations	—	441		—
Short-Term Securities	—	44,599		—
Total	$56,053	$199,129		$3,429
Forward Foreign Currency Contracts	$—	$890		$—
Total Return Swaps	$—	$—	*	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Loans
Beginning Balance 10-1-15	$—
Net realized gain (loss)	— *
Net change in unrealized appreciation (depreciation)	27
Purchases	3,154
Sales	(5)
Amortization/Accretion of premium/discount	6
Transfers into Level 3 during the period	281
Transfers out of Level 3 during the period	(34)
Ending Balance 6-30-16	$3,429
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-16	$27

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. During the period ended June 30, 2016, there were no transfers between Levels 1 and 2.

Information about Level 3 fair value measurements:

	Fair Value at 6-30-16	Valuation Technique(s)	Unobservable Input(s)
Assets
Loans	$3,429	Third-party valuation service	Broker quotes

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CLO = Collateralized Loan Obligation

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REIT= Real Estate Investment Trusts

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at June 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$253,385
Gross unrealized appreciation	8,763
Gross unrealized depreciation	(3,537)
Net unrealized appreciation	$5,226

SCHEDULE OF INVESTMENTS Ivy Apollo Strategic Income Fund (in thousands)	JUNE 30, 2016 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal		Value

Cayman Islands – 0.2%
KKR Financial CLO 14 Ltd., Class D
7.273%, 7–15–28 (A)(B)		$520	$444

United States – 0.7%
Catamaran CLO Ltd. and Catamaran CLO LLC, Series 2014–2A
0.000%, 10–18–26 (A)(B)		490	426
NZCG Funding Ltd., Series 2015–2A, Class D
6.934%, 4–27–27 (A)(B)		530	449
OCP CLO Ltd., Series 2014–6A, Class C
4.283%, 7–17–26 (A)(B)		530	452
OCP CLO Ltd., Series 2015–9A, Class C
4.328%, 7–15–27 (A)(B)		530	458

			1,785

TOTAL ASSET-BACKED SECURITIES – 0.9%			$2,229
(Cost: $2,277)

CORPORATE DEBT SECURITIES
Argentina
Materials – 0.5%
Alto Parana S.A.
6.375%, 6–9–17 (A)		1,260	1,298

Total Argentina – 0.5%			$1,298
Australia
Materials – 0.1%
FMG Resources Pty Ltd.
9.750%, 3–1–22 (A)		300	332

Total Australia – 0.1%			$332
Austria
Consumer Staples – 0.3%
JBS Investments GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.)
7.750%, 10–28–20 (A)		600	633

Total Austria – 0.3%			$633
Bahrain
Financials – 0.3%
HDFC Bank Ltd.
3.000%, 3–6–18		750	761

Total Bahrain – 0.3%			$761
Bermuda
Financials – 0.1%
Ooredoo International Finance Ltd.
3.750%, 6–22–26 (A)		200	202

Total Bermuda – 0.1%			$202
British Virgin Islands
Financials – 0.5%
Horsepower Finance Ltd.
2.100%, 3–3–17		1,000	1,004
King Power Capital Ltd.
5.625%, 11–3–24		225	248

			1,252

Telecommunication Services – 0.1%
HKT Capital No. 2 Ltd.
3.625%, 4–2–25		200	209

Total British Virgin Islands – 0.6%			$1,461
Canada
Consumer Discretionary – 0.1%
Gateway Casinos & Entertainment Ltd.
8.500%, 11–26–20 (A)(C)	CAD	500	364

Energy – 1.0%
EnCana Corp.
6.500%, 8–15–34		$197	197
Seven Generations Energy Ltd.:
8.250%, 5–15–20 (A)		753	780
6.750%, 5–1–23 (A)		490	494
TransCanada PipeLines Ltd.
3.800%, 10–1–20		1,000	1,063

			2,534

Financials – 0.6%
Bank of Montreal
1.800%, 7–31–18		500	506
Royal Bank of Canada
2.500%, 1–19–21		750	776

			1,282

Health Care – 0.9%
Concordia Healthcare Corp.:
9.500%, 10–21–22 (A)		1,169	1,091
7.000%, 4–15–23 (A)		135	115
VPII Escrow Corp.
7.500%, 7–15–21 (A)		668	589
VRX Escrow Corp.
5.375%, 3–15–20 (A)		235	201

			1,996

Industrials – 0.4%
GFL Environmental, Inc.:
7.875%, 4–1–20 (A)	700	704
9.875%, 2–1–21 (A)	190	202

		906

Information Technology – 0.5%
Kronos Acquisition Holdings, Inc.
9.000%, 8–15–23 (A)	940	921
OpenText Corp.
5.875%, 6–1–26 (A)	248	249

		1,170

Total Canada – 3.5%		$8,252
Cayman Islands
Financials – 0.3%
Continental Senior Trust
5.750%, 1–18–17 (A)	750	767

Materials – 0.3%
Fibria Overseas Finance Ltd.
5.250%, 5–12–24	800	818

Telecommunication Services – 0.3%
Hutchison Whampoa International (12) (II) Ltd.
2.000%, 11–8–17 (A)	500	505
Sable International Finance Ltd.
6.875%, 8–1–22 (A)	200	201

		706

Total Cayman Islands – 0.9%		$2,291
Chile
Materials – 0.4%
Inversiones CMPC S.A. (GTD by Empresas CMPC S.A.)
4.750%, 1–19–18 (A)	1,000	1,036

Total Chile – 0.4%		$1,036
China
Financials – 0.1%
Industrial and Commercial Bank of China Ltd.
4.875%, 9–21–25	200	211

Information Technology – 0.1%
Alibaba Group Holding Ltd.
1.625%, 11–28–17	250	251

Total China – 0.2%		$462
Columbia
Financials – 0.3%
Banco de Bogota S.A.
5.000%, 1–15–17 (A)	750	758

Utilities – 0.3%
Empresas Publicas de Medellin
7.625%, 7–29–19 (A)	697	802

Total Columbia – 0.6%		$1,560
France
Consumer Discretionary – 0.5%
Numericable – SFR S.A.
7.375%, 5–1–26 (A)	1,279	1,265

Total France – 0.5%		$1,265
Hong Kong
Financials – 0.1%
China Shenua Overseas Capital Co. Ltd. (GTD by Shenhua Hong Kong Ltd.)
3.875%, 1–20–25	200	207

Total Hong Kong – 0.1%		$207
India
Financials – 0.1%
Indian Railway Finance Corp.
3.417%, 10–10–17	319	325

Total India – 0.1%		$325
Indonesia
Financials – 0.2%
Bank Rakyat Indonesia
2.950%, 3–28–18	500	503

Utilities – 0.2%
Majapahit Holding B.V.
7.750%, 10–17–16	500	507

Total Indonesia – 0.4%		$1,010
Ireland
Materials – 0.2%
Ardagh Packaging Finance plc and Ardagh Holdings USA, Inc.
7.250%, 5–15–24 (A)	400	408

Total Ireland – 0.2%		$408

Israel
Energy – 0.1%
Delek & Avner Tamar Bond Ltd.
5.082%, 12–30–23 (A)	150	155

Total Israel – 0.1%		$155
Japan
Financials – 0.3%
Mizuho Bank Ltd.
2.450%, 4–16–19 (A)	750	765

Total Japan – 0.3%		$765
Jersey
Financials – 0.1%
Mercury BondCo plc
8.250%, 5–30–21 (C)(D)	EUR318	349

Total Jersey – 0.1%		$349
Luxembourg
Consumer Discretionary – 1.6%
Altice Financing S.A.:
6.500%, 1–15–22 (A)	$100	101
6.625%, 2–15–23 (A)	813	798
7.500%, 5–15–26 (A)	472	464
Altice S.A.:
7.750%, 5–15–22 (A)	1,200	1,211
7.625%, 2–15–25 (A)	600	586
Intelsat Jackson Holdings S.A.
8.000%, 2–15–24 (A)	260	256
Nielsen Finance
5.500%, 10–1–21 (A)	700	723

		4,139

Energy – 0.2%
Globe Luxembourg SCA
9.625%, 5–1–18 (A)(B)	200	166
Offshore Drilling Holding S.A.
8.375%, 9–20–20 (A)(B)	600	282

		448

Industrials – 0.4%
Silver II Borrower SCA and Silver II U.S. Holdings
7.750%, 12–15–20 (A)	970	856

Total Luxembourg – 2.2%		$5,443
Macau
Consumer Discretionary – 0.4%
Wynn Macau Ltd.
5.250%, 10–15–21 (A)	1,000	973

Total Macau – 0.4%		$973
Mexico
Consumer Discretionary – 0.6%
Grupo Televisa S.A.B. de C.V.
6.000%, 5–15–18	1,250	1,349

Consumer Staples – 2.0%
Coca-Cola FEMSA S.A.B. de C.V.
2.375%, 11–26–18	750	764
Grupo Bimbo S.A.B. de C.V.
4.500%, 1–25–22 (A)	1,250	1,354
Kimberly-Clark de Mexico
3.800%, 4–8–24 (A)	1,000	1,055
Sigma Alimentos S.A. de C.V.
5.625%, 4–14–18 (A)	1,500	1,600

		4,773

Financials – 0.8%
Banco Santander S.A.
4.125%, 11–9–22 (A)	750	771
Nacional Financiera SNC
3.375%, 11–5–20 (A)	750	764
PLA Administradora Industrial
5.250%, 11–10–22 (A)	500	507

		2,042

Materials – 0.2%
CEMEX S.A.B. de C.V.
5.875%, 3–25–19 (A)	500	515

Telecommunication Services – 0.5%
Telefonos de Mexico S.A.B de C.V. (GTD by America Movil S.A.B. de C.V.)
5.500%, 11–15–19	1,000	1,118

Total Mexico – 4.1%		$9,797
Netherlands
Consumer Discretionary – 0.7%
Myriad International Holdings B.V.
6.375%, 7–28–17 (A)	800	831
VTR Finance B.V.
6.875%, 1–15–24 (A)	850	847

		1,678

Consumer Staples – 0.3%
Marfrig Holdings (Europe) B.V.
8.000%, 6–8–23 (A)	650	663

Energy – 0.5%
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.)
8.375%, 5–23–21	1,225	1,264

Financials – 1.1%
ENEL Finance International N.V.
5.125%, 10–7–19 (A)	1,445	1,597
Flash Dutch 2 B.V. and U.S. Coatings Acquisition, Inc.
7.375%, 5–1–21 (A)	250	263

Rabobank Nederland
2.500%, 1–19–21		750	769

			2,629

Health Care – 0.2%
JLL/Delta Dutch Pledgeco B.V.
8.750%, 5–1–20 (A)(D)		580	580

Information Technology – 0.1%
NXP B.V. and NXP Funding LLC
4.125%, 6–15–20 (A)		260	263

Utilities – 0.2%
Majapahit Holding B.V.
7.750%, 1–20–20 (A)		400	457

Total Netherlands – 3.1%			$7,534
Norway
Financials – 0.2%
DNB Bank ASA
3.200%, 4–3–17 (A)		500	508

Total Norway – 0.2%			$508
Panama
Financials – 0.5%
Banco Latinoamericano de Comercio Exterior S.A.
3.750%, 4–4–17 (A)		1,250	1,275

Total Panama – 0.5%			$1,275
Peru
Energy – 0.1%
Transportadora de Gas del Peru S.A.
4.250%, 4–30–28 (A)		200	200

Financials – 0.3%
BBVA Banco Continental S.A.
3.250%, 4–8–18 (A)		500	511
Corporacion Financiera de Desarrolla S.A.
4.750%, 2–8–22 (A)		200	212

			723

Total Peru – 0.4%			$923
Singapore
Financials – 0.3%
DBS Bank Ltd.
3.625%, 9–21–22 (A)		750	767

Total Singapore – 0.3%			$767
South Korea
Financials – 0.6%
Kookmin Bank
2.125%, 10–21–20 (A)		750	761
Woori Bank
2.625%, 7–20–21 (A)		750	772

			1,533

Telecommunication Services – 0.2%
SK Broadband Co. Ltd.
2.875%, 10–29–18		500	511

Total South Korea – 0.8%			$2,044
United Arab Emirates
Financials – 0.3%
ICICI Bank Ltd.
4.700%, 2–21–18 (A)		750	780

Utilities – 0.2%
Abu Dhabi National Energy Co.
2.500%, 1–12–18 (A)		500	503

Total United Arab Emirates – 0.5%			$1,283

United Kingdom
Consumer Staples – 0.3%
BAT International Finance plc
1.850%, 6–15–18 (A)		750	758

Financials – 0.8%
Keystone Financing plc
9.500%, 10–15–19 (C)	GBP	212	284
State Bank of India
3.250%, 4–18–18 (A)		$1,750	1,785

			2,069

Industrials – 0.2%
Algeco Scotsman Global Finance plc
8.500%, 10–15–18 (A)		550	446

Telecommunication Services – 0.1%
Virgin Media Secured Finance plc:
5.125%, 1–15–25 (C)	GBP	100	130
5.500%, 8–15–26 (A)		$104	101

			231

Total United Kingdom – 1.4%			$3,504
United States
Consumer Discretionary – 8.5%
Acosta, Inc.
7.750%, 10–1–22 (A)		400	351
Altice U.S. Finance I Corp.
5.500%, 5–15–26 (A)		660	660
Altice U.S. Finance II Corp.
7.750%, 7–15–25 (A)		853	889
BakerCorp International, Inc.
8.250%, 6–1–19		1,440	1,217
Bon-Ton Stores, Inc. (The):
10.625%, 7–15–17		1,000	920
8.000%, 6–15–21		884	362

Boyd Gaming Corp.
6.375%, 4–1–26 (A)	136	142
Cablevision Systems Corp.
5.875%, 9–15–22	1,168	1,047
CCO Holdings LLC and CCO Holdings Capital Corp.
5.500%, 5–1–26 (A)	110	112
Clear Channel Outdoor Holdings, Inc.
6.500%, 11–15–22	585	585
Clear Channel Worldwide Holdings, Inc., Series B
7.625%, 3–15–20	1,325	1,260
Cumulus Media, Inc.
7.750%, 5–1–19	200	82
DISH DBS Corp.:
6.750%, 6–1–21	450	466
5.875%, 11–15–24	135	126
7.750%, 7–1–26 (A)	174	180
EMI Music Publishing Group North America Holdings
7.625%, 6–15–24 (A)	134	138
Hot Topic, Inc.
9.250%, 6–15–21 (A)	500	506
HT Intermediate Holdings Corp.
12.000%, 5–15–19 (A)(D)	545	514
J.C. Penney Co., Inc.
7.950%, 4–1–17	250	257
Jo-Ann Stores Holdings, Inc.
9.750%, 10–15–19 (A)(D)	455	398
Jo-Ann Stores, Inc.
8.125%, 3–15–19 (A)	1,070	1,025
Laureate Education, Inc.
10.000%, 9–1–19 (A)(B)	2,909	2,545
MDC Partners, Inc.
6.500%, 5–1–24 (A)	150	149
MGM Resorts International
8.625%, 2–1–19	260	292
NBTY, Inc.
7.625%, 5–15–21 (A)	175	175
Neiman Marcus Group Ltd., Inc.
8.000%, 10–15–21 (A)	1,270	1,035
Neptune Finco Corp.:
10.125%, 1–15–23 (A)	400	448
10.875%, 10–15–25 (A)	648	742
Nielsen Finance LLC and Nielsen Finance Co.
5.000%, 4–15–22 (A)	700	714
Penske Automotive Group, Inc.
5.500%, 5–15–26	53	50
Pinnacle Operating Corp.
9.000%, 11–15–20 (A)	750	630
Radio One, Inc. (GTD by TV One LLC)
7.375%, 4–15–22 (A)	186	178
Scientific Games International, Inc. (GTD by Scientific Games Corp.)
10.000%, 12–1–22	260	211
Sinclair Television Group, Inc.
5.875%, 3–15–26 (A)	275	281
Univision Communications, Inc.
5.125%, 2–15–25 (A)	250	247
Wave Holdco LLC and Wave Holdco Corp.
8.250%, 7–15–19 (A)(D)	209	210
WaveDivision Escrow LLC and WaveDivision Escrow Corp.
8.125%, 9–1–20 (A)	200	208
WideOpenWest Finance LLC and WideOpenWest Capital Corp.
10.250%, 7–15–19	260	269
WMG Acquisition Corp.
6.750%, 4–15–22 (A)	975	982

		20,603

Consumer Staples – 3.3%
Albertsons Cos. LLC, Safeway, Inc., New Albertsons, Inc. and Albertsons LLC
6.625%, 6–15–24 (A)	55	57
Anheuser–Busch InBev S.A./N.V.
2.650%, 2–1–21	1,500	1,554
Bumble Bee Foods LLC
9.000%, 12–15–17 (A)	194	196
Bunge Ltd. Finance Corp.
3.500%, 11–24–20	750	786
JBS USA LLC and JBS USA Finance, Inc.:
7.250%, 6–1–21 (A)	201	208
5.875%, 7–15–24 (A)	473	458
5.750%, 6–15–25 (A)	558	525
Performance Food Group, Inc.
5.500%, 6–1–24 (A)	211	215
Philip Morris International, Inc.
1.375%, 2–25–19	1,000	1,008
Post Holdings, Inc.:
7.375%, 2–15–22	600	631
7.750%, 3–15–24 (A)	470	515

Prestige Brands, Inc.
5.375%, 12–15–21 (A)	450	457
Simmons Foods, Inc.
7.875%, 10–1–21 (A)	985	896
Spectrum Brands, Inc. (GTD by SB/RH Holdings)
6.375%, 11–15–20	250	261
U.S. Foods, Inc.
5.875%, 6–15–24 (A)	351	360

		8,127

Energy – 2.0%
Access Midstream Partners L.P.
4.875%, 5–15–23	144	139
California Resources Corp.
8.000%, 12–15–22 (A)	264	187
Clayton Williams Energy, Inc.
7.750%, 4–1–19	457	345
Endeavor Energy Resources L.P.
7.000%, 8–15–21 (A)	1,368	1,344
Laredo Petroleum, Inc.
7.375%, 5–1–22	1,196	1,199
Murray Energy Corp. (GTD by Murray Energy Holdings Co.)
11.250%, 4–15–21 (A)	130	36
NGPL PipeCo LLC
7.119%, 12–15–17 (A)	260	271
Northern Tier Energy LLC and Northern Tier Finance Corp. (GTD by Northern Tier Energy L.P.)
7.125%, 11–15–20	234	238
Parsley Energy LLC and Parsley Finance Corp.
6.250%, 6–1–24 (A)	49	50
PBF Holding Co. LLC and PBF Finance Corp.
7.000%, 11–15–23 (A)	93	90
Reliance Holding USA, Inc.
4.500%, 10–19–20 (A)	500	541
Whiting Petroleum Corp.
6.500%, 10–1–18	380	365

		4,805

Financials – 5.6%
Aircastle Ltd.:
5.125%, 3–15–21	971	1,010
5.500%, 2–15–22	713	742
5.000%, 4–1–23	197	200
Australia & New Zealand Banking Group Ltd.
2.000%, 11–16–18	500	507
Balboa Merger Sub, Inc.
11.375%, 12–1–21 (A)	500	398
Daimler Finance North America LLC
1.375%, 8–1–17 (A)	500	501
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.:
3.480%, 6–1–19 (A)	500	512
5.875%, 6–15–21 (A)	80	82
4.420%, 6–15–21 (A)	108	111
5.450%, 6–15–23 (A)	54	56
7.125%, 6–15–24 (A)	80	84
6.020%, 6–15–26 (A)	108	112
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.)
2.400%, 5–9–19	1,000	1,001
HSBC USA, Inc.:
1.625%, 1–16–18	750	749
2.750%, 8–7–20	1,000	1,008
Hub International Ltd.
7.875%, 10–1–21 (A)	500	480
Hyundai Capital America
2.000%, 3–19–18 (A)	500	503
iStar Financial, Inc., Convertible
3.000%, 11–15–16	260	262
KeyBank N.A.
2.500%, 12–15–19	1,000	1,025
National Australia Bank Ltd.
2.000%, 1–14–19	1,500	1,520
New Cotai LLC and New Cotai Capital Corp.
10.625%, 5–1–19 (A)(D)	506	312
Onex USI Acquisition Corp.
7.750%, 1–15–21 (A)	750	743
Patriot Merger Corp.
9.000%, 7–15–21 (A)	750	723
Provident Funding Associates L.P. and PFG Finance Corp.
6.750%, 6–15–21 (A)	850	805
VEREIT Operating Partnership L.P. (GTD by VEREIT, Inc.)
4.875%, 6–1–26	54	55
VEREIT, Inc., Convertible
3.000%, 8–1–18	260	257

		13,758

Health Care – 1.7%
Centene Escrow Corp.:
5.625%, 2–15–21 (A)	423	440
6.125%, 2–15–24 (A)	135	144
ConvaTec Healthcare E S.A.
10.500%, 12–15–18 (A)	189	193
Fresenius U.S. Finance II, Inc.
4.250%, 2–1–21 (A)	600	627
Greatbatch Ltd.
9.125%, 11–1–23 (A)	300	299
HCA, Inc.
5.250%, 6–15–26	158	164
Jaguar Holding Co. II and Pharmaceutical Product Development LLC
6.375%, 8–1–23 (A)	500	512
Kinetic Concepts, Inc. and KCI USA, Inc.
10.500%, 11–1–18	190	190
LifePoint Health, Inc.
5.500%, 12–1–21	275	287
MPH Acquisition Holdings LLC
7.125%, 6–1–24 (A)	222	233
Surgery Center Holdings, Inc.
8.875%, 4–15–21 (A)	567	582
Team Health, Inc.
7.250%, 12–15–23 (A)	107	115
Universal Hospital Services, Inc.
7.625%, 8–15–20	430	395

		4,181

Industrials – 3.1%
BAE Systems Holdings, Inc.
6.375%, 6–1–19 (A)	750	844
Florida East Coast Holdings Corp. and Florida East Coast Industries LLC
6.750%, 5–1–19 (A)	640	637
GCP Appled Technologies, Inc.
9.500%, 2–1–23 (A)	162	181
HD Supply, Inc.
5.750%, 4–15–24 (A)	259	269
inVentiv Health, Inc.
9.000%, 1–15–18 (A)	189	194
KLX, Inc.
5.875%, 12–1–22 (A)	462	453
Lockheed Martin Corp.
2.500%, 11–23–20	750	774
Masco Corp.:
3.500%, 4–1–21	217	221
4.375%, 4–1–26	133	137
Prime Security Services Borrower LLC
9.250%, 5–15–23 (A)	725	769
Standard Industries, Inc.
5.500%, 2–15–23 (A)	189	193
Summit Materials LLC and Summit Materials Finance Corp.:
8.500%, 4–15–22 (A)	134	142
6.125%, 7–15–23	172	170
TransDigm Group, Inc.
7.500%, 7–15–21	500	528
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.000%, 7–15–22	450	452
6.500%, 7–15–24	450	452
6.375%, 6–15–26 (A)	287	286
United Rentals (North America), Inc. (GTD by United Rentals, Inc.)
5.875%, 9–15–26	151	150
WESCO Distribution, Inc. (GTD by WESCO International, Inc.)
5.375%, 6–15–24 (A)	114	114
XPO Logistics, Inc.
6.500%, 6–15–22 (A)	184	175

		7,141

Information Technology – 3.8%
Alliance Data Systems Corp.:
6.375%, 4–1–20 (A)	235	237
5.375%, 8–1–22 (A)	1,230	1,178
Ensemble S Merger Sub, Inc.
9.000%, 9–30–23 (A)	300	296
First Data Corp.
6.750%, 11–1–20 (A)	250	261
Infor Software Parent LLC and Infor Software Parent, Inc.
7.125%, 5–1–21 (A)(D)	675	601
Italics Merger Sub, Inc.
7.125%, 7–15–23 (A)	720	682
L–3 Communications Corp.
5.200%, 10–15–19	750	818
Michael Baker Holdings LLC and Michael Baker Finance Corp.
8.875%, 4–15–19 (A)(D)	179	144
Michael Baker International LLC
8.250%, 10–15–18 (A)	339	329
Micron Technology, Inc.:
5.875%, 2–15–22	1,090	1,025
7.500%, 9–15–23 (A)	550	588
5.500%, 2–1–25	500	425
NCR Escrow Corp.:
5.875%, 12–15–21	575	584
6.375%, 12–15–23	595	607
West Corp.
5.375%, 7–15–22 (A)	887	825
Western Digital Corp.:
7.375%, 4–1–23 (A)	146	155
10.500%, 4–1–24 (A)	244	262

		9,017

Materials – 0.9%
Hillman Group, Inc. (The)
6.375%, 7–15–22 (A)	470	418
Joseph T. Ryerson & Son, Inc. (GTD by Ryerson Holding Corp.)
11.000%, 5–15–22 (A)	104	108
Kaiser Aluminum Corp.
5.875%, 5–15–24 (A)	141	145
PQ Corp.
6.750%, 11–15–22 (A)	130	135
PSPC Escrow Corp.
6.500%, 2–1–22 (A)	243	214
PSPC Escrow II Corp.
10.375%, 5–1–21 (A)	177	178
Reynolds Group Issuer, Inc., Reynolds Group Issuer LLC and Reynolds Group Issuer (Luxembourg) S.A.:
6.875%, 2–15–21 (B)	250	258
5.125%, 7–15–23 (A)	435	440
7.000%, 7–15–24 (A)	93	96
U.S. Steel Corp.
8.375%, 7–1–21 (A)	72	76
Wise Metals Intermediate Holdings
9.750%, 6–15–19 (A)(D)	625	337

		2,405

Telecommunication Services – 3.8%
American Tower Corp.
3.400%, 2–15–19	600	625
AT&T, Inc.
2.300%, 3–11–19	1,500	1,532
Frontier Communications Corp.:
8.875%, 9–15–20	750	801
9.250%, 7–1–21	300	318
6.250%, 9–15–21	500	471
GCI, Inc.
6.875%, 4–15–25	700	708
Level 3 Escrow II, Inc.
5.375%, 8–15–22	709	716
Sprint Corp.:
7.250%, 9–15–21	1,087	927
7.875%, 9–15–23	611	499
Sprint Nextel Corp.:
6.000%, 12–1–16	168	169
9.125%, 3–1–17	142	146
8.375%, 8–15–17	254	261
9.000%, 11–15–18 (A)	152	162
7.000%, 8–15–20	142	127
T–Mobile USA, Inc.:
6.000%, 4–15–24	264	275
6.500%, 1–15–26	201	212
Verizon Communications, Inc.
6.100%, 4–15–18	1,000	1,086
Zayo Group LLC and Zayo Capital, Inc.
6.000%, 4–1–23	86	88

		9,123

Utilities – 0.9%
Pattern Energy Group, Inc., Convertible
4.000%, 7–15–20 (A)	260	263
PSEG Power LLC (GTD by Nuclear, Fossil and ER&T)
2.450%, 11–15–18	1,250	1,272
Sempra Energy
2.850%, 11–15–20	500	518
TerraForm Power Operating LLC (GTD by TerraForm Power LLC)
5.875%, 2–1–23 (A)	260	247

		2,300

Total United States – 33.6%		$81,460

TOTAL CORPORATE DEBT SECURITIES – 56.8%		$138,283
(Cost: $135,465)

MORTGAGE-BACKED SECURITIES
United States – 0.2%
Great Wolf Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-WFMZ, Class M
7.423%, 5–15–32 (A)(B)	390	390

TOTAL MORTGAGE–BACKED SECURITIES – 0.2%		$390
(Cost: $370)

OTHER GOVERNMENT SECURITIES (E)
Columbia – 0.1%
Republic of Columbia
4.375%, 7–12–21	200	215

Indonesia – 0.2%
Perusahaan Penerbit SBSN Indonesia III
4.350%, 9–10–24	200	206
PT Pelabuhan Indonesia II
4.250%, 5–5–25	200	200

		406

Luxembourg – 0.2%
Garfunkelux Holdco 3 S.A.
8.500%, 11–1–22 (C)	GBP	334	421

Mexico – 0.4%
United Mexican States:
5.625%, 1–15–17		$1,000	1,024
3.625%, 3–15–22		50	53

			1,077

Qatar – 0.8%
Qatar Government Bond
2.375%, 6–2–21 (A)		2,000	2,021

South Korea – 0.2%
Korea Development Bank (The)
1.500%, 1–22–18		500	501

Supranational – 0.1%
Central American Bank for Economic Integration
3.875%, 2–9–17 (A)		275	278

United Arab Emirates – 0.1%
Emirate of Abu Dhabi
3.125%, 5–3–26 (A)		200	206

Venezuela – 0.6%
Corporacion Andina de Fomento
2.000%, 5–10–19		1,500	1,517

TOTAL OTHER GOVERNMENT SECURITIES – 2.7%			$6,642
(Cost: $6,564)

LOANS (B)
Cayman Islands
Information Technology – 0.1%
Avago Technologies Ltd.
4.250%, 2–1–23		$315	315

Total Cayman Islands – 0.1%			$315
France
Health Care – 0.3%
Ethypharm:
5.500%, 9–30–22	EUR	280	311
0.000%, 6–16–23 (C)(F)		280	311

			622

Total France – 0.3%			$622

Luxembourg
Consumer Discretionary – 0.5%
Eircom Finco S.a.r.l.
4.500%, 5–31–22 (C)		336	366
Formula One Holdings Ltd. and Delta Two S.a.r.l.:
4.750%, 7–30–21		$340	327
7.750%, 7–29–22		610	577

			1,270

Total Luxembourg – 0.5%			$1,270

United Kingdom
Energy – 0.2%
KCA Deutag Alpha Ltd.
6.250%, 5–16–20		522	401

Total United Kingdom – 0.2%			$401
United States
Consumer Discretionary – 4.6%
Academy Sports + Outdoors:
5.000%, 7–2–22		62	58
5.000%, 7–2–22		275	257
Advantage Sales & Marketing, Inc.
7.500%, 7–25–22		600	556
Asurion LLC:
0.000%, 7–8–20 (F)		260	254
8.500%, 3–3–21		260	250
Belk, Inc.
0.000%, 12–10–22 (F)		141	112
BJ’s Wholesale Club, Inc.
8.500%, 3–31–20		747	718
Bre Diamond Mezz 1 LLC and Bre Diamond Lessee Mezz 1 LLC
6.943%, 12–8–17		2,117	2,080
Bureau Van Dijk Electronic Publishing B.V.
5.087%, 9–23–21 (C)	GBP	597	793
Charter Communicatons, Inc.
3.250%, 8–24–21		$269	268
Dollar Tree, Inc.
3.500%, 7–6–22		211	211
GNC Holdings, Inc.
3.250%, 3–4–19		259	255
Hotel del Coronado
6.443%, 12–9–17		540	548
IMG Worldwide, Inc.
0.000%, 5–6–21 (F)		260	257
J.C. Penney Co., Inc.
5.250%, 6–23–23		260	257
KIK Custom Products, Inc.:
5.750%, 11–19–21		277	272
5.250%, 5–21–22		278	277
6.000%, 8–26–22		596	586

Mattress Holding Corp.
6.250%, 10–20–21	244	238
MKS Instruments, Inc.
4.750%, 4–29–23	243	243
NBTY, Inc.
5.000%, 5–5–23	260	258
PETCO Animal Supplies, Inc.
5.750%, 1–26–23	254	253
PNK Entertainment, Inc.
3.750%, 4–28–23	227	226
Scientific Games Corp.
6.000%, 10–18–20	269	265
SeaWorld Entertainment, Inc.
3.000%, 5–14–20	259	249
Talbots, Inc. (The):
5.500%, 3–19–20	495	479
9.500%, 3–19–21	600	555
YUM! Brands, Inc.
0.000%, 6–16–23 (F)	260	260

		11,035

Consumer Staples – 0.4%
Albertsons Cos. LLC
5.500%, 6–22–23	226	226
Chefs’ Warehouse, Inc. (The):
5.750%, 6–22–22	22	21
0.000%, 6–22–22 (F)	56	55
5.750%, 6–22–22	471	469
TriMark USA, Inc.
5.250%, 10–1–21	278	276

		1,047

Energy – 0.2%
Alpha Natural Resources, Inc.
0.000%, 2–6–17 (F)	130	122
Peabody Energy Corp.
10.000%, 4–18–17	348	358

		480

Financials – 2.8%
Ascensus, Inc.
5.500%, 12–3–22	304	299
AWAS Aviation Capital Ltd.
4.000%, 6–10–18	252	252
Bats Global Markets, Inc.
0.000%, 6–20–23 (F)	238	237
BioMed Realty Trust, Inc.
8.443%, 2–9–18	1,046	1,041
Bre RC Mezz 1 LLC and Bre RC Exeter Mezz 1 LLC
7.443%, 5–24–18	1,000	1,000
Brightwood Capital Advisors LLC
9.800%, 4–29–23	530	531
Dubai World Group
0.000%, 3–18–23 (F)	137	109
Edelman Financial Center LLC
6.500%, 12–16–22	279	275
Inland Retail Real Estate Trust, Inc.
6.957%, 4–1–19	1,600	1,569
Institutional Shareholder Services, Inc.
5.000%, 5–12–21	378	370
iStar Financial, Inc.
0.000%, 7–1–20 (F)	250	250
TransUnion
3.500%, 4–9–21	269	265
WP Mustang Holdings LLC
10.000%, 5–29–22	200	199

		6,397

Health Care – 1.2%
Atrium Innovations, Inc.
7.750%, 8–10–21	600	558
CHG Healthcare Services, Inc.
0.000%, 6–7–23 (F)	259	259
eResearch Technology, Inc.
6.000%, 5–3–23	260	260
ExamWorks Group, Inc.
0.000%, 6–17–23 (F)	250	249
HCA, Inc.
3.381%, 5–1–18	278	278
MultiPlan, Inc.
5.000%, 6–7–23	260	261
Patterson Medical Holdings, Inc.
0.000%, 8–28–22 (F)	250	246
Quorum Health Corp.
6.750%, 4–29–22	259	260
Schumacher Group
5.000%, 7–31–22	288	287
Team Health Holdings, Inc.
3.750%, 11–23–22	289	288
Valeant Pharmaceuticals International, Inc.
4.750%, 12–11–19	328	318

		3,264

Industrials – 0.9%
Aramark Services, Inc.
3.250%, 9–7–19	217	217
Carrix, Inc.
0.000%, 1–7–19 (F)	259	242
Cast & Crew Payroll LLC
4.750%, 8–3–22	279	271
Dynacast International LLC
9.500%, 1–30–23	210	201

GCA Services Group, Inc.:
5.750%, 3–1–23		66		65
5.750%, 3–1–23		66		65
5.750%, 3–1–23		68		68
5.750%, 3–1–23		70		70
Packers Holdings LLC
5.000%, 12–3–21		278		277
Solera LLC and Solera Finance, Inc.
5.750%, 3–3–23		274		274
United Site Services, Inc.:
7.250%, 8–5–21		1		1
5.500%, 8–5–21		72		71
5.750%, 8–5–21		206		204
Verisure Holding AB
0.000%, 10–10–22 (C)(F)	EUR	260		288

				2,314

Information Technology – 2.8%
Applied Systems, Inc.
7.500%, 1–23–22		$1,236		1,223
Ciena Corp.
4.250%, 4–25–21		260		259
Dell, Inc.
0.000%, 6–2–23 (F)		260		249
First Data Corp.
4.452%, 3–24–21		274		273
Global Tel Link Corp.
9.000%, 11–20–20		130		106
Infor (U.S.), Inc.
3.750%, 6–3–20		274		267
Micron Technology, Inc.
6.640%, 4–26–22		260		261
Misys plc and Magic Newco LLC
12.000%, 6–12–19		1,750		1,818
Netsmart, Inc.
5.750%, 4–19–23		260		259
ON Semiconductor Corp.
5.250%, 3–31–23		260		261
RedPrairie Corp.:
6.000%, 12–21–18		123		116
11.250%, 12–21–19		260		215
Survey Sampling International:
7.500%, 12–16–20		—	*	—	*
6.000%, 12–16–20		290		288
TIBCO Software, Inc.:
6.500%, 12–4–20		399		365
0.000%, 12–4–20 (F)		125		114
Vertafore, Inc.
0.000%, 6–17–23 (F)		250		249
Vision Solutions, Inc.:
7.500%, 6–15–22		3		3
7.500%, 6–15–22		397		393

				6,719

Materials – 0.2%
FMG Resources Pty Ltd.
4.250%, 6–30–19		582		555
MacDermid, Inc.:
5.500%, 6–7–20		8		8
0.000%, 6–7–20 (F)		17		17

				580

Telecommunication Services – 0.3%
Level 3 Financing, Inc.
4.000%, 8–1–19		207		206
Lightower Fiber Networks
4.000%, 4–13–20		274		270
Zayo Group LLC
4.500%, 5–6–21		230		230

				706

Utilities – 0.1%
EFS Cogen Holdings I LLC
0.000%, 6–28–23 (F)		250		250

Total United States – 13.5%				$32,792

TOTAL LOANS – 14.6%				$35,400
(Cost: $35,326)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
United States – 4.6%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
2.699%, 5–25–18	1,496	1,532
5.045%, 7–25–44 (A)(B)	2,150	2,246
3.883%, 2–25–45 (A)(B)	500	517
3.684%, 8–25–45 (A)(B)	350	361
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates
2.500%, 6–15–39	1,556	1,607
Federal National Mortgage Association Agency REMIC/CMO:
2.990%, 11–1–18	300	313
7.000%, 10–25–31 (G)	593	137
2.000%, 4–25–40	1,891	1,912
3.000%, 2–25–44	314	333
1.857%, 4–25–45 (B)(G)	2,120	144
2.500%, 11–25–45	256	263
Federal National Mortgage Association Fixed Rate Pass–Through Certificates:
4.490%, 5–1–19	483	523
4.643%, 7–1–20	711	780
Government National Mortgage Association Agency REMIC/CMO:
1.127%, 6–20–36 (B)(G)	5,156	209
1.631%, 1–20–42 (B)(G)	3,230	123
Government National Mortgage Association Fixed Rate Pass–Through Certificates
3.500%, 4–20–34	247	259

		11,259

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 4.6%		$11,259
(Cost: $11,246)

UNITED STATES GOVERNMENT OBLIGATIONS
United States – 5.3%
U.S. Treasury Bonds
2.250%, 11–15–25	2,550	2,722
U.S. Treasury Notes:
0.625%, 9–30–17	3,850	3,854
1.125%, 1–15–19	2,250	2,276
1.375%, 9–30–20	3,850	3,920

		12,772

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 5.3%		$12,772
(Cost: $12,587)

SHORT–TERM SECURITIES
Commercial Paper(H) – 11.7%
Baxter International, Inc.
0.630%, 7–5–16	1,500	1,500
Becton Dickinson & Co.
0.760%, 7–27–16	7,186	7,182
Bemis Co., Inc.
0.710%, 7–8–16	4,000	3,999
BorgWarner, Inc.
0.670%, 7–12–16	8,000	7,998
J.M. Smucker Co. (The)
0.620%, 7–6–16	2,381	2,381
St. Jude Medical, Inc.
0.650%, 7–1–16	5,496	5,496

		28,556

Master Note – 3.5%
Toyota Motor Credit Corp.
0.590%, 7–6–16 (I)	8,405	8,405

TOTAL SHORT-TERM SECURITIES – 15.2%		$36,961
(Cost: $36,962)

TOTAL INVESTMENT SECURITIES – 100.3%		$243,936
(Cost: $240,797)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.3)%		(704)

NET ASSETS – 100.0%		$243,232

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016 the total value of these securities amounted to $92,012 or 37.8% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2016.

(C)	Principal amounts are denominated in the indicated foreign currency, where applicable (CAD—Canadian Dollar, EUR—Euro and GBP—British Pound).

(D)	Payment-in-kind bonds.

(E)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(F)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(G)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(H)	Rate shown is the yield to maturity at June 30, 2016.

(I)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2016. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at June 30, 2016:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	1,130	U.S. Dollar	1,660	9-30-16	JPMorgan Securities LLC	$154	$—
Euro	1,540	U.S. Dollar	1,742	9-30-16	JPMorgan Securities LLC	27	—
Canadian Dollar	470	U.S. Dollar	369	7-25-16	Morgan Stanley International	5	—
						$186	$—

The following total return swap agreements were outstanding at June 30, 2016:

Counterparty	Underlying Security	Termination Date	Notional Amount(1)	Financing Fee(2)(3)	Unrealized Appreciation
Morgan Stanley & Co., Inc.	iBoxx $ Liquid High Yield Index	12/20/2016	$225	3M LIBOR	$—	*

(1)	Notional amount changes by the percentage change of the price of the index applied to the notional amount.

(2)	The Fund pays the financing fee multiplied by the notional amount each quarter.

(3)	At the termination date, a net cash flow is exchanged where the market-linked total return is equivalent to the return of the underlying security less a financing rate, if any. As the payer, the Fund would receive payments on any net positive total return, and would owe payments in the event of a negative total return.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2016. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2		Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$2,229		$—
Corporate Debt Securities	—	138,283		—
Mortgage-Backed Securities	—	390		—
Other Government Securities	—	6,642		—
Loans	—	31,832		3,568
United States Government Agency Obligations	—	11,259		—
United States Government Obligations	—	12,772		—
Short-Term Securities	—	36,961		—
Total	$—	$240,368		$3,568
Forward Foreign Currency Contracts	$—	$186		$—
Total Return Swaps	$—	$—	*	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Loans
Beginning Balance 10-1-15	$—
Net realized gain (loss)	— *
Net change in unrealized appreciation (depreciation)	40
Purchases	3,277
Sales	(5)
Amortization/Accretion of premium/discount	8
Transfers into Level 3 during the period	291
Transfers out of Level 3 during the period	(43)
Ending Balance 6-30-16	$3,568
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-16	$40

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period.

Information about Level 3 fair value measurements:

	Fair Value at 6-30-16	Valuation Technique(s)	Unobservable Input(s)
Assets
Loans	$3,568	Third-party valuation service	Broker quotes

The following acronym is used throughout this schedule:

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at June 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$240,797
Gross unrealized appreciation	4,468
Gross unrealized depreciation	(1,329)
Net unrealized appreciation	$3,139

SCHEDULE OF INVESTMENTS Ivy Emerging Markets Local Currency Debt Fund (in thousands)	JUNE 30, 2016 (UNAUDITED)

PURCHASED OPTIONS	Number of Contracts (Unrounded)		Value
90-Day Eurodollar June Futures,
Put $98.00, Expires 6–19–17		56	$—	*

TOTAL PURCHASED OPTIONS – 0.0%			$—	*
(Cost: $1)

OTHER GOVERNMENT SECURITIES (A)	Principal
Brazil – 7.6%
Brazil Letras do Tesouro Nacional:
0.000%, 1–1–18 (B)(C)	BRL	2,990	776
0.000%, 7–1–18 (B)(C)		3,700	909
0.000%, 1–1–19 (B)(C)		1,000	233
Brazil Notas do Tesouro Nacional:
10.000%, 1–1–21 (C)		2,572	747
10.000%, 1–1–23 (C)		870	248
10.000%, 1–1–25 (C)		1,889	528

			3,441

Chile – 6.5%
Republic of Chile
5.500%, 8–5–20 (C)	CLP	1,849,500	2,956

Columbia – 4.5%
Colombian TES:
10.000%, 7–24–24 (C)	COP	817,000	325
6.000%, 4–28–28 (C)		4,006,500	1,201
7.750%, 9–18–30 (C)		1,462,300	504

			2,030

Hungary – 4.5%
Hungary Government Bond:
4.000%, 4–25–18 (C)	HUF	50,000	184
6.500%, 6–24–19 (C)		12,000	48
7.000%, 6–24–22 (C)		114,250	501
6.000%, 11–24–23 (C)		126,240	537
5.500%, 6–24–25 (C)		183,410	766

			2,036

Indonesia – 4.7%
Indonesia Government Bond:
9.000%, 3–15–29 (C)	IDR	12,750,000	1,068
9.500%, 7–15–31 (C)		2,500,000	218
8.250%, 6–15–32 (C)		600,000	47
8.375%, 3–15–34 (C)		5,500,000	441
8.750%, 2–15–44 (C)		4,600,000	366

			2,140

Malaysia – 6.3%
Malaysia Government Bond:
3.394%, 3–15–17 (C)	MYR	3,600	898
3.654%, 10–31–19 (C)		120	30
4.378%, 11–29–19 (C)		700	179
3.492%, 3–31–20 (C)		580	144
3.889%, 7–31–20 (C)		720	182
3.418%, 8–15–22 (C)		1,070	261
3.795%, 9–30–22 (C)		1,600	399
4.181%, 7–15–24 (C)		280	72
4.392%, 4–15–26 (C)		180	47
4.498%, 4–15–30 (C)		160	41
4.232%, 6–30–31 (C)		250	63
4.127%, 4–15–32 (C)		122	30
4.935%, 9–30–43 (C)		1,903	490
4.736%, 3–15–46 (C)		200	51

			2,887

Mexico – 7.1%
Mexican Bonos:
7.250%, 12–15–16 (C)	MXN	17,050	944
5.000%, 6–15–17 (C)		4,000	220
8.500%, 12–13–18 (C)		7,000	414
10.000%, 12–5–24 (C)		4,480	314
7.500%, 6–3–27 (C)		1,300	80
7.750%, 5–29–31 (C)		2,560	160
7.750%, 11–23–34 (C)		3,120	195
10.000%, 11–20–36 (C)		4,387	337
7.750%, 11–13–42 (C)		8,730	555

			3,219

Peru – 4.4%
Republic of Peru:
5.700%, 8–12–24 (C)	PEN	482	147
6.950%, 8–12–31 (C)		1,010	328
6.900%, 8–12–37 (C)		3,792	1,218
6.850%, 2–12–42 (C)		990	309

			2,002

Philippines – 4.1%
Republic of Philippines
6.250%, 1–14–36 (C)	PHP	79,000	1,883

Poland – 6.1%
Poland Government Bond:
4.750%, 4–25–17 (C)	PLN	3,710	964
5.250%, 10–25–17 (C)		650	172
2.500%, 7–25–18 (C)		1,300	335
5.750%, 9–23–22 (C)		700	212
4.000%, 10–25–23 (C)		1,128	313
2.500%, 7–25–26 (C)		470	115
5.750%, 4–25–29 (C)		2,072	669

			2,780

Romania – 4.6%
Romania Government Bond:
5.900%, 7–26–17 (C)	RON	1,340	346
5.750%, 4–29–20 (C)		920	254
5.950%, 6–11–21 (C)		820	232
5.850%, 4–26–23 (C)		3,330	957
4.750%, 2–24–25 (C)		1,055	285

			2,074

Russia – 4.6%
Russia Government Bond:
7.400%, 4–19–17 (C)	RUB	18,800	289
7.400%, 6–14–17 (C)		6,000	92
7.000%, 8–16–23 (C)		19,400	284
7.050%, 1–19–28 (C)		99,824	1,432

			2,097

South Africa – 6.6%
Republic of South Africa:
8.250%, 9–15–17 (C)	ZAR	8,475	580
7.250%, 1–15–20 (C)		950	63
6.750%, 3–31–21 (C)		5,840	373
6.500%, 2–28–41 (C)		5,100	245
8.750%, 1–31–44 (C)		400	25
8.750%, 2–28–48 (C)		27,807	1,723

			3,009

South Korea – 0.1%
Export Import Bank Korea
8.000%, 5–15–18 (C)	IDR	700,000	52

Thailand – 4.7%
Thailand Government Bond:
5.125%, 3–13–18 (C)	THB	3,400	103
3.450%, 3–8–19 (C)		2,600	78
3.875%, 6–13–19 (C)		10,500	318
2.550%, 6–26–20 (C)		6,500	192
3.650%, 12–17–21 (C)		1,500	47
3.850%, 12–12–25 (C)		30,950	1,025
3.580%, 12–17–27 (C)		1,000	32
4.260%, 12–12–37 (C)		10,100	366

			2,161

Turkey – 4.5%
Turkey Government Bond:
10.400%, 3–27–19 (C)	TRY	630	228
8.800%, 9–27–23 (C)		1,740	598
10.400%, 3–20–24 (C)		90	34
9.000%, 7–24–24 (C)		950	331
8.000%, 3–12–25 (C)		1,350	441
10.600%, 2–11–26 (C)		1,030	394

			2,026

Venezuela – 0.3%
Petroleos de Venezuela S.A.:
6.000%, 5–16–24		$70	25
6.000%, 11–15–26		100	35
5.375%, 4–12–27		80	28
5.500%, 4–12–37		70	24
Republic of Venezuela:
7.650%, 4–21–25		60	24
7.000%, 3–31–38		33	13

			149

TOTAL OTHER GOVERNMENT SECURITIES – 81.2%			$36,942
(Cost: $38,111)

SHORT-TERM SECURITIES

Certificate Of Deposit – 1.0%
Letras del Banco Central de Argentina:
22.230%, 1–18–17	90	5
26.450%, 9–7–16	640	41
26.870%, 8–17–16	4,000	256
23.420%, 12–7–16	740	44
24.940%, 10–12–16	710	44
22.130%, 1–25–17	1,100	64

		454

Commercial Paper (D) – 10.2%
Baxter International, Inc.
0.730%, 7–12–16	1,600	1,599
J.M. Smucker Co. (The)
0.620%, 7–6–16	1,500	1,500
St. Jude Medical, Inc.
0.650%, 7–1–16	1,538	1,538

		4,637

Master Note – 3.4%
Toyota Motor Credit Corp.
0.590%, 7–6–16 (E)	1,547	1,547

United States Government Agency Obligations – 1.8%
Overseas Private Investment Corp. (GTD by U.S. Government)
0.360%, 7–6–16 (E)	838	838

TOTAL SHORT-TERM SECURITIES – 16.4%		$7,476
(Cost: $7,501)

TOTAL INVESTMENT SECURITIES – 97.6%		$44,418
(Cost: $45,613)

CASH AND OTHER ASSETS, NET OF LIABILITIES (F) – 2.4%		1,103

NET ASSETS – 100.0%		$45,521

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(B)	Zero coupon bond.

(C)	Principal or notional amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real, CLP - Chilean Peso, CNY - China Yuan Renminbi, COP - Columbian Peso, HKD - Hong Kong Dollar, HUF - Hungarian Forint, IDR - Indonesian Rupiah, MXN - Mexican Peso, MYR - Malaysian Ringgit, PEN - Peruvian Neuvo Sol, PHP - Philippine Peso, PLN - Polish Zloty, RON - Romania Leu, RUB - Russian Ruble, SGD - Singapore Dollar, THB - Thai Baht, TRY - Turkish New Lira and ZAR - South African Rand).

(D)	Rate shown is the yield to maturity at June 30, 2016.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2016. Date shown represents the date that the variable rate resets.

(F)	Cash of $3 has been pledged as collateral on open futures contracts.

The following forward foreign currency contracts were outstanding at June 30, 2016:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation		Unrealized Depreciation
Indian Rupee	14,100	U.S. Dollar	209	7-1-16	Barclays Capital, Inc.	$1		$—
U.S. Dollar	208	Indian Rupee	14,100	7-1-16	Barclays Capital, Inc.	1		—
Colombian Peso	3,388,625	U.S. Dollar	1,129	7-5-16	Barclays Capital, Inc.	—		31
Russian Ruble	67,355	U.S. Dollar	1,045	7-5-16	Barclays Capital, Inc.	—		9
Thai Baht	30,960	U.S. Dollar	879	7-5-16	Barclays Capital, Inc.	—		2
U.S. Dollar	435	Brazilian Real	1,560	7-5-16	Barclays Capital, Inc.	50		—
U.S. Dollar	88	Colombian Peso	270,000	7-5-16	Barclays Capital, Inc.	4		—
U.S. Dollar	70	Thai Baht	2,500	7-5-16	Barclays Capital, Inc.	1		—
U.S. Dollar	744	Russian Ruble	49,589	7-7-16	Barclays Capital, Inc.	32		—
Chinese Yuan Renminbi	1,750	U.S. Dollar	266	7-8-16	Barclays Capital, Inc.	2		—
U.S. Dollar	419	Indonesian Rupiah	5,656,885	7-13-16	Barclays Capital, Inc.	9		—
Colombian Peso	400,000	U.S. Dollar	132	7-18-16	Barclays Capital, Inc.	—		4
U.S. Dollar	99	Colombian Peso	300,000	7-18-16	Barclays Capital, Inc.	3		—
Turkish New Lira	682	U.S. Dollar	233	7-25-16	Barclays Capital, Inc.	—		3
U.S. Dollar	70	Turkish New Lira	210	7-25-16	Barclays Capital, Inc.	3		—
South African Rand	18,172	U.S. Dollar	1,159	7-26-16	Barclays Capital, Inc.	—		70
U.S. Dollar	426	South African Rand	6,500	7-26-16	Barclays Capital, Inc.	13		—
Euro	500	U.S. Dollar	548	7-28-16	Barclays Capital, Inc.	—		7
U.S. Dollar	1,002	Colombian Peso	3,028,625	7-29-16	Barclays Capital, Inc.	29		—
U.S. Dollar	860	Thai Baht	30,260	8-5-16	Barclays Capital, Inc.	1		—
Mexican Peso	708	U.S. Dollar	38	8-9-16	Barclays Capital, Inc.	—		1
Chilean Peso	279,000	U.S. Dollar	402	8-12-16	Barclays Capital, Inc.	—		18
Peruvian New Sol	180	U.S. Dollar	53	8-23-16	Barclays Capital, Inc.	—		2
U.S. Dollar	926	Peruvian New Sol	3,125	8-23-16	Barclays Capital, Inc.	19		—
Chilean Peso	62,000	U.S. Dollar	89	8-24-16	Barclays Capital, Inc.	—		4
Malaysian Ringgit	510	U.S. Dollar	124	8-26-16	Barclays Capital, Inc.	—		4
U.S. Dollar	838	Malaysian Ringgit	3,435	8-26-16	Barclays Capital, Inc.	22		—
U.S. Dollar	541	Hong Kong Dollar	4,200	9-19-16	Barclays Capital, Inc.	1		—
U.S. Dollar	942	Russian Ruble	61,930	10-3-16	Barclays Capital, Inc.	3		—
Hong Kong Dollar	8,377	U.S. Dollar	1,080	11-7-16	Barclays Capital, Inc.	—		1
U.S. Dollar	1,081	Hong Kong Dollar	8,377	11-7-16	Barclays Capital, Inc.	—	*	—
Hungarian Forint	20,865	U.S. Dollar	73	7-1-16	Citibank N.A.	—		—	*
U.S. Dollar	47	Russian Ruble	3,200	7-5-16	Citibank N.A.	3		—
U.S. Dollar	571	Thai Baht	20,360	7-5-16	Citibank N.A.	8		—
Hungarian Forint	15,000	U.S. Dollar	54	7-11-16	Citibank N.A.	1		—
U.S. Dollar	1,040	Hungarian Forint	287,278	7-11-16	Citibank N.A.	—		30
Hungarian Forint	75,000	Euro	237	7-13-16	Citibank N.A.	—		—	*
U.S. Dollar	196	Euro	173	7-13-16	Citibank N.A.	—		4
Turkish New Lira	1,502	U.S. Dollar	512	7-25-16	Citibank N.A.	—		8
U.S. Dollar	1,325	Turkish New Lira	3,947	7-25-16	Citibank N.A.	41		—
South African Rand	4,100	U.S. Dollar	269	7-26-16	Citibank N.A.	—		9
U.S. Dollar	786	South African Rand	11,900	7-26-16	Citibank N.A.	18		—
U.S. Dollar	127	Philippine Peso	6,000	7-29-16	Citibank N.A.	—		—	*
Mexican Peso	1,400	U.S. Dollar	75	8-9-16	Citibank N.A.	—		2
U.S. Dollar	211	Mexican Peso	3,967	8-9-16	Citibank N.A.	5		—
U.S. Dollar	277	Chilean Peso	192,000	8-12-16	Citibank N.A.	12		—
U.S. Dollar	25	Chilean Peso	17,000	8-24-16	Citibank N.A.	1		—
Malaysian Ringgit	330	U.S. Dollar	82	8-26-16	Citibank N.A.	—		1

U.S. Dollar	221	Malaysian Ringgit	930	8-26-16	Citibank N.A.	12		—
U.S. Dollar	226	Polish Zloty	899	8-31-16	Citibank N.A.	2		—
Romanian Leu	180	U.S. Dollar	44	9-9-16	Citibank N.A.	—		—	*
Hong Kong Dollar	3,600	U.S. Dollar	464	9-19-16	Citibank N.A.	—		—	*
Euro	79	U.S. Dollar	88	9-29-16	Citibank N.A.	—		—	*
Malaysian Ringgit	3,653	U.S. Dollar	906	10-14-16	Citibank N.A.	—		7
Indian Rupee	4,500	U.S. Dollar	66	7-1-16	Credit Suisse International	—		—	*
U.S. Dollar	66	Indian Rupee	4,500	7-1-16	Credit Suisse International	—	*	—
Brazilian Real	1,768	U.S. Dollar	484	7-5-16	Credit Suisse International	—		66
Colombian Peso	419,295	U.S. Dollar	142	7-5-16	Credit Suisse International	—		2
U.S. Dollar	195	Brazilian Real	654	7-5-16	Credit Suisse International	8		—
U.S. Dollar	1,177	Colombian Peso	3,577,921	7-5-16	Credit Suisse International	48		—
U.S. Dollar	981	Russian Ruble	64,155	7-5-16	Credit Suisse International	22		—
U.S. Dollar	132	Thai Baht	4,700	7-5-16	Credit Suisse International	2		—
Russian Ruble	56,500	U.S. Dollar	848	7-7-16	Credit Suisse International	—		35
U.S. Dollar	69	Russian Ruble	4,600	7-7-16	Credit Suisse International	3		—
Brazilian Real	654	U.S. Dollar	194	8-2-16	Credit Suisse International	—		8
U.S. Dollar	136	Chilean Peso	95,000	8-12-16	Credit Suisse International	7		—
U.S. Dollar	124	Peruvian New Sol	419	8-23-16	Credit Suisse International	2		—
U.S. Dollar	64	Chilean Peso	44,000	8-24-16	Credit Suisse International	2		—
U.S. Dollar	259	Chinese Yuan Renminbi	1,700	7-8-16	Deutsche Bank AG	—		3
Hungarian Forint	39,000	U.S. Dollar	142	7-13-16	Deutsche Bank AG	5		—
Turkish New Lira	1,257	U.S. Dollar	425	7-25-16	Deutsche Bank AG	—		10
U.S. Dollar	691	Turkish New Lira	2,062	7-25-16	Deutsche Bank AG	23		—
U.S. Dollar	151	South African Rand	2,382	7-26-16	Deutsche Bank AG	10		—
Mexican Peso	4,806	U.S. Dollar	257	8-9-16	Deutsche Bank AG	—		5
U.S. Dollar	135	Romanian Leu	550	9-9-16	Deutsche Bank AG	—	*	—
Hong Kong Dollar	400	U.S. Dollar	52	9-19-16	Deutsche Bank AG	—		—	*
Brazilian Real	445	U.S. Dollar	124	7-5-16	Goldman Sachs International	—		14
Colombian Peso	640,000	U.S. Dollar	210	7-5-16	Goldman Sachs International	—		10
U.S. Dollar	196	Colombian Peso	600,000	7-5-16	Goldman Sachs International	9		—
U.S. Dollar	96	Thai Baht	3,400	7-5-16	Goldman Sachs International	1		—
U.S. Dollar	53	Indonesian Rupiah	700,000	7-13-16	Goldman Sachs International	—	*	—
U.S. Dollar	952	Philippine Peso	44,995	7-29-16	Goldman Sachs International	3		—
Brazilian Real	890	U.S. Dollar	276	8-2-16	Goldman Sachs International	2		—
Euro	60	Singapore Dollar	90	8-22-16	Goldman Sachs International	—	*	—
Singapore Dollar	194	U.S. Dollar	143	8-22-16	Goldman Sachs International	—		—	*
U.S. Dollar	165	Euro	147	8-22-16	Goldman Sachs International	—		2
U.S. Dollar	200	Malaysian Ringgit	857	8-26-16	Goldman Sachs International	15		—
U.S. Dollar	827	Romanian Leu	3,286	9-9-16	Goldman Sachs International	—		20
Russian Ruble	2,600	U.S. Dollar	40	10-3-16	Goldman Sachs International	—	*	—
						$459		$392

The following futures contracts were outstanding at June 30, 2016 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	Long	9-30-16	2	$266	$3

The following interest rate swap agreements were outstanding at June 30, 2016:

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount (c)		Value	Unrealized Appreciation (Depreciation)
Citibank N.A.	Receive	3-Month Hong Kong Interbank Offered Rate	2.280%	10/28/2024	HKD	100	$(6)	$(7)
Citibank N.A.	Pay	3-Month Shaghai Interbank Offered Rate	3.680%	11/11/2016	CNY	198	— *	1
Deutsche Bank AG	Pay	6-Month Association of Banks in Singapore Swap Offer Rate	2.000%	10/17/2021	SGD	467	4	5
JPMorgan Chase Bank N.A.	Receive	3-Month Hong Kong Interbank Offered Rate	1.565%	10/16/2021	HKD	393	(7)	(8)
JPMorgan Chase Bank N.A.	Receive	3-Month Hong Kong Interbank Offered Rate	1.925%	10/16/2021		725	(26)	(28)
JPMorgan Chase Bank N.A.	Pay	3-Month Shaghai Interbank Offered Rate	3.750%	11/6/2016	CNY	198	1	1
JPMorgan Chase Bank N.A.	Pay	3-Month Shaghai Interbank Offered Rate	3.880%	12/11/2017		32	— *	— *

JPMorgan Chase Bank N.A.	Pay	6-Month LIBOR	9.800%	10/9/2022		$442	42	46
JPMorgan Chase Bank N.A.	Pay	7-Day China Fixing Repo Rates	2.670%	11/6/2016	CNY	709	(4)	(3)
							$4	$7

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2016:

	Level 1		Level 2	Level 3
Assets
Investments in Securities
Purchased Options	$—	*	$—	$—
Other Government Securities	—		36,942	—
Short-Term Securities	—		7,476	—
Total	$—	*	$44,418	$—
Forward Foreign Currency Contracts	$—		$459	$—
Futures Contracts	$3		$—	$—
Interest Rate Swaps	$—		$53	$—
Liabilities
Forward Foreign Currency Contracts	$—		$392	$—
Interest Rate Swaps	$—		$46	$—

During the period ended June 30, 2016, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at June 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$45,613
Gross unrealized appreciation	1,299
Gross unrealized depreciation	(2,494)
Net unrealized depreciation	$(1,195)

SCHEDULE OF INVESTMENTS Ivy Targeted Return Bond Fund (in thousands)	JUNE 30, 2016 (UNAUDITED)

PURCHASED OPTIONS	Number of Contracts or Notional Amounts (Unrounded)	Value
AUD versus USD:
Call $1.25, Expires 9–2–16, OTC (Ctrpty: Goldman Sachs International)	500,000	$—	*
Call $1.25, Expires 9–2–16, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	2,000,000	2
Euro-Bund 10-Year Bond September Futures, Call EUR172.50, Expires 8–26–16 (A)	4	—	*
Markit CDX North American High Yield 26 5-Year Index, Call $103.50, Expires 7–20–16, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	6,400,000	24
U.S. 10-Year Treasury Note September Futures, Call $144.00, Expires 8–26–16	60	2
U.S. 5-Year Treasury Note September Futures, Call $125.50, Expires 8–26–16	83	2
U.S. Treasury Long Bond September Futures:
Put $134.00, Expires 8–26–16	6	—	*
Call $179.00, Expires 8–26–16	45	44
USD versus CNH, Call $7.00, Expires 3–16–17, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	2,850,000	38
USD versus JPY:
Call $123.00, Expires 10–3–16, OTC (Ctrpty: JPMorgan Chase Bank N.A.)	1,350,000	—	*
Call $123.00, Expires 10–3–16, OTC (Ctrpty: Goldman Sachs International)	600,000	—	*

TOTAL PURCHASED OPTIONS – 0.1%		$112
(Cost: $195)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary
Automobile Manufacturers – 0.9%
Volkswagen Group of America, Inc.,
1.650%, 5–22–18 (B)	$200	200
Volkswagen International Finance N.V.:
1.625%, 1–16–30 (A)	EUR310	339
3.500%, 12–29–49 (A)	200	200

		739

Internet Retail – 0.7%
Expedia, Inc.,
2.500%, 6–3–22 (A)	200	228
Priceline Group, Inc. (The),
2.150%, 11–25–22 (A)	300	350

		578

Total Consumer Discretionary – 1.6%		1,317
Consumer Staples
Brewers – 0.7%
Anheuser-Busch InBev S.A./N.V.,
3.300%, 2–1–23	$600	631

Drug Retail – 0.4%
CVS Health Corp.,
5.125%, 7–20–45	240	298

Packaged Foods & Meats – 0.6%
Kraft Heinz Foods Co.,
5.200%, 7–15–45	400	474

Total Consumer Staples – 1.7%		1,403
Energy
Integrated Oil & Gas – 1.2%
Exxon Mobil Corp.,
3.043%, 3–1–26	170	180
Nexen Energy ULC,
6.400%, 5–15–37	240	297
Total S.A.,
2.250%, 12–29–49 (A)	EUR500	536

		1,013

Oil & Gas Exploration & Production – 0.6%
BP Capital Markets plc (GTD by BP plc),
1.109%, 2–16–23 (A)	200	227
Kunlun Energy Co. Ltd.,
3.750%, 5–13–25	$250	256

		483

Total Energy – 1.8%		1,496
Financials
Diversified Banks – 12.8%
Aareal Bank AG,
1.875%, 4–1–19	600	608
ABN AMRO Bank N.V.:
2.875%, 6–30–25 (A)	EUR100	113
2.875%, 1–18–28 (A)	200	225
Allied Irish Banks plc,
7.375%, 12–29–49 (A)	200	195
Banco Bilbao Vizcaya Argentaria S.A.,
6.750%, 12–29–49 (A)	200	190
Banco Santander S.A.,
6.250%, 3–12–49 (A)	300	281
Bank of Communications Co. Ltd.,
3.625%, 10–3–26 (A)	300	324
Bankia S.A.,
4.000%, 5–22–24 (A)	400	419
Barclays plc,
2.625%, 11–11–25 (A)	200	208
BPCE S.A.,
4.500%, 3–15–25	$300	300
Canadian Imperial Bank of Commerce,
2.250%, 7–21–20	600	615
Commerzbank AG,
7.750%, 3–16–21 (A)	EUR300	396
Coventry Building Society,
6.375%, 12–29–49 (A)	GBP200	237
Danske Bank A.S.,
5.875%, 10–29–49 (A)	EUR200	218
Deutsche Bank AG,
5.000%, 6–24–20 (A)	200	234
DNB Boligkreditt A.S.,
1.450%, 3–21–18	$800	804
Erste Group Bank AG,
5.500%, 5–26–25	400	397
HSBC Holdings plc,
3.000%, 6–30–25 (A)	EUR400	455
Ibercaja Banco S.A.,
5.000%, 7–28–25 (A)	200	202
National Australia Bank Ltd.,
8.000%, 9–29–49	$190	193
National Bank of Canada,
1.400%, 4–20–18	600	603
Nordea Bank AB,
5.500%, 9–29–49	400	380
Oversea-Chinese Banking Corp. Ltd.,
3.750%, 11–15–22	200	205
Royal Bank of Scotland Group plc (The),
3.625%, 3–25–24 (A)	EUR300	324
Skandinaviska Enskilda Banken AB,
5.750%, 11–29–49	$400	379
Svenska Handelsbanken AB,
5.250%, 12–29–49	400	378
Swedbank AB,
5.500%, 12–29–49	400	391
Swedbank Hypotek AB,
1.375%, 3–28–18	500	502
UniCredit S.p.A.,
2.000%, 3–4–23 (A)	EUR300	338
United Overseas Bank Ltd.,
2.500%, 3–18–20	$200	205
Westpac Banking Corp.,
2.250%, 11–9–20	600	616

		10,935

Investment Banking & Brokerage – 1.5%
Credit Suisse Group (Guernsey) I Ltd.,
7.875%, 2–24–41	100	100
Goldman Sachs Group, Inc. (The),
3.750%, 5–22–25	200	209
Morgan Stanley,
4.000%, 7–23–25	500	536
UBS AG,
4.750%, 5–22–23	400	408

		1,253

Life & Health Insurance – 1.2%
Assicurazioni Generali S.p.A.,
5.125%, 9–16–24 (A)	EUR220	314
Aviva plc,
5.125%, 6–4–50 (A)	GBP200	246
China Life Insurance Co. Ltd.,
4.000%, 7–3–75	$230	230
CNP Assurances,
4.500%, 6–10–47 (A)	EUR200	210

		1,000

Other Diversified Financial Services – 2.8%
HBOS Capital Funding L.P.,
6.461%, 11–29–49 (A)	GBP50	68
John Deere Capital Corp.,
2.800%, 3–6–23	$391	410
JPMorgan Chase & Co.,
2.625%, 4–23–21 (A)	EUR200	245
KBC Groep N.V.:
1.875%, 3–11–27 (A)	400	431
5.625%, 3–29–49 (A)	300	314
Nomura Europe Finance N.V.,
1.125%, 6–3–20 (A)	400	449
Nykredit Realkredit A/S,
4.000%, 6–3–36 (A)	500	542

		2,459

Property & Casualty Insurance – 0.8%
Berkshire Hathaway, Inc.,
1.125%, 3–16–27 (A)	600	657

Regional Banks – 1.0%
Emirates NBD PJSC,
1.750%, 3–23–22 (A)	250	275
International Bank of Azerbaijan,
5.625%, 6–11–19	$200	196
Intesa Sanpaolo S.p.A.,
3.928%, 9–15–26 (A)	EUR300	334

		805

Specialized Finance – 0.8%
Swedish Export Credit Corp.,
1.875%, 6–23–20	$200	204
Vonovia Finance B.V.:
4.000%, 12–29–49 (A)	EUR100	112
4.625%, 4–8–74 (A)	300	346

		662

Thrifts & Mortgage Finance – 0.3%
Nationwide Building Society,
6.875%, 3–11–49 (A)	GBP200	249

Total Financials – 21.2%		18,020
Health Care
Pharmaceuticals – 0.8%
Bayer AG:
3.750%, 7–1–74 (A)	EUR100	113
2.375%, 4–2–75 (A)	200	211
Merck KGaA,
3.375%, 12–12–74 (A)	343	389

		713

Total Health Care – 0.8%		713
Industrials
Marine Ports & Services – 0.8%
CCCI Treasure Ltd. (GTD by China Communications Construction Co. Ltd.),
3.500%, 12–29–49	$250	254
DP World Ltd.,
6.850%, 7–2–37	350	383

		637

Total Industrials – 0.8%		637
Information Technology
Technology Hardware, Storage & Peripherals – 0.7%
Hewlett Packard Enterprise Co.:
4.900%, 10–15–25	290	302
6.350%, 10–15–45 (B)	200	199
6.350%, 10–15–45	100	100

		601

Total Information Technology – 0.7%		601
Materials
Diversified Metals & Mining – 0.4%
Glencore Funding LLC,
4.000%, 4–16–25 (B)	400	354

Metal & Glass Containers – 0.4%
Ball Corp.,
4.375%, 12–15–23 (A)	EUR300	359

Specialty Chemicals – 0.4%
INEOS Finance plc,
4.000%, 5–1–23 (A)	300	319

Total Materials – 1.2%		1,032

Telecommunication Services
Integrated Telecommunication Services – 1.8%
Orange S.A.,
5.000%, 10–29–49 (A)	250	289
Telecom Italia S.p.A.,
7.375%, 12–15–17 (A)	GBP150	214
Verizon Communications, Inc.,
3.650%, 9–14–18	$600	630
Wind Acquisition Finance S.A.,
4.000%, 7–15–20 (A)	EUR330	361

		1,494

Wireless Telecommunication Service – 0.5%
Bharti Airtel Ltd.,
4.375%, 6–10–25	$420	440

Total Telecommunication Services – 2.3%		1,934
Utilities
Electric Utilities – 0.4%
Enel S.p.A.,
6.500%, 1–10–74 (A)	EUR300	360

Multi-Utilities – 0.9%
Centrica plc,
3.000%, 4–10–76 (A)	400	411
Gas Natural SDG S.A.,
3.375%, 12–29–49 (A)	300	297

		708

Total Utilities – 1.3%		1,068

TOTAL CORPORATE DEBT SECURITIES – 33.4%		$28,221
(Cost: $28,021)

OTHER GOVERNMENT SECURITIES (C)
Argentina – 0.2%
Republic of Argentina,
7.500%, 4–22–26 (B)	$150	163

Bermuda – 0.3%
Government of Bermuda,
4.854%, 2–6–24	200	214

Brazil – 0.5%
Federal Republic of Brazil,
4.875%, 1–22–21	400	421

Cameroon – 0.2%
Republic of Cameroon,
9.500%, 11–19–25	200	202

Columbia – 1.0%
Republic of Colombia,
4.500%, 1–28–26	400	426
Republic of Columbia,
4.375%, 7–12–21	400	429

		855

Germany – 1.0%
Bundesrepublik Deutschland:
4.750%, 7–4–34 (A)	EUR120	243
2.500%, 8–15–46 (A)	110	196
Land of North Rhine-Westphalia,
1.625%, 10–24–30 (A)	310	388

		827

Indonesia – 1.3%
Indonesia Government Bond:
4.875%, 5–5–21	$400	434
3.375%, 7–30–25 (A)	EUR290	330
3.750%, 6–14–28 (A)(B)	280	314

		1,078

Ireland – 0.6%
Bank of Ireland,
7.375%, 12–29–49 (A)	200	205
Irish Government Bond,
2.400%, 5–15–30 (A)	220	294

		499

Italy – 1.5%
Italy Government Bond:
6.000%, 5–1–31 (A)	425	736
3.250%, 9–1–46 (A)	430	573

		1,309

Mexico – 2.6%
Mexican Bonos,
10.000%, 12–5–24 (A)	MXN22,130	1,551
United Mexican States:
4.000%, 10–2–23	$400	431
4.125%, 1–21–26	200	217
3.625%, 4–9–29 (A)	EUR100	124

		2,323

Panama – 1.0%
Republic of Panama,
5.200%, 1–30–20	$750	831

Peru – 0.9%
Republic of Peru,
7.350%, 7–21–25	540	734

Poland – 0.2%
Republic of Poland,
5.000%, 3–23–22	130	146

South Africa – 0.3%
Republic of South Africa,
5.875%, 9–16–25	200	223

South Korea – 0.2%
Korea Development Bank (The),
3.000%, 3–17–19	200	208

Spain – 2.2%
Spain Government Bond:
5.750%, 7–30–32 (A)	EUR360	628
5.150%, 10–31–44 (A)	700	1,245

		1,873

Sri Lanka – 0.5%
Republic of Sri Lanka,
6.850%, 11–3–25	$410	399

Turkey – 0.7%
Republic of Turkey:
3.250%, 3–23–23	360	349
4.250%, 4–14–26	200	203

		552

TOTAL OTHER GOVERNMENT SECURITIES – 15.2%		$12,857
(Cost: $12,325)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 47.3%
U.S. Treasury Bonds:
4.500%, 2–15–36	1,800	2,593
3.000%, 11–15–45	700	806
U.S. Treasury Notes:
3.000%, 9–30–16	15,350	15,450
3.250%, 3–31–17	6,700	6,837
4.500%, 5–15–17	4,800	4,965
1.375%, 2–28–19	690	703
1.500%, 5–31–20 (D)	3,600	3,684
2.625%, 11–15–20	1,900	2,036
1.375%, 4–30–21	260	265
2.125%, 12–31–22	300	316
2.750%, 11–15–23	1,410	1,555
2.000%, 2–15–25	340	356
0.750%, 2–15–45	508	511

		40,077

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 47.3%		$40,077
(Cost: $39,503)

SHORT-TERM SECURITIES
Master Note – 2.0%
Toyota Motor Credit Corp.,
0.590%, 7–6–16 (E)	1,663	1,663

TOTAL SHORT-TERM SECURITIES – 2.0%		$1,663
(Cost: $1,663)

TOTAL INVESTMENT SECURITIES – 98.0%		$82,930
(Cost: $81,707)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 2.0%		1,660

NET ASSETS – 100.0%		$84,590

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Principal amounts are denominated in the indicated foreign currency, where applicable (CNH - Chinese Yuan Renminbi, EUR - Euro, GBP - British Pound, JPY - Japanese Yen and MXN - Mexican Peso).

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016 the total value of these securities amounted to $1,230 or 1.4% of net assets.

(C)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(D)	All or a portion of securities with an aggregate value of $438 have been pledged as collateral on open futures contracts.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2016. Date shown represents the date that the variable rate resets.

The following centrally cleared credit default swaps – buy protection(1) were outstanding at June 30, 2016:

Index	(Pay) Fixed Rate	Maturity Date	Notional Amount(2)	Value	Unrealized (Depreciation)
iTraxx Europe Senior Financials Series 25 5-Year Index	(1.000%)	6-20-21	2,200	$15	$(2)

The following centrally cleared credit default swaps – sold protection(3) were outstanding at June 30, 2016:

Index	Receive Fixed Rate	Maturity Date	Notional Amount(2)	Value	Unrealized Appreciation (Depreciation)
5-Year Credit Derivatives Index - High Yield	5.000%	6-20-21	1,600	$64	$35
5-Year Credit Derivatives Index - High Yield	5.000%	12-20-20	500	22	7
5-Year Credit Derivatives Index - Investment Grade	1.000%	12-20-20	1,000	9	2
5-Year Credit Derivatives Index - Investment Grade	1.000%	6-20-21	500	5	—	*
iTraxx Europe Series 25 5-Year Index	1.000%	6-20-21	1,700	14	(11)
				$114	$33

The following over the counter credit default swaps – sold protection(3) were outstanding at June 30, 2016:

Referenced Obligation	Counterparty	Receive Fixed Rate	Maturity Date	Notional Amount(2)	Premiums Paid		Value	Unrealized Appreciation
Glencore International AG	Citibank N.A.	5.000%	6-20-21	200	$—	*	$8	$8

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

The following forward foreign currency contracts were outstanding at June 30, 2016:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation		Unrealized Depreciation
Norwegian Krone	2,262	British Pound	200	7-1-16	Barclays Capital, Inc.	$—		$4
British Pound	240	Norwegian Krone	2,735	8-8-16	Barclays Capital, Inc.	7		—
Euro	1,070	Swedish Krona	9,901	8-8-16	Barclays Capital, Inc.	—		17
Mexican Peso	7,630	U.S. Dollar	417	8-8-16	Barclays Capital, Inc.	1		—
South African Rand	1,008	Norwegian Krone	550	8-8-16	Barclays Capital, Inc.	—		2
Turkish New Lira	756	U.S. Dollar	250	8-8-16	Barclays Capital, Inc.	—		11
U.S. Dollar	561	Turkish New Lira	1,700	8-8-16	Barclays Capital, Inc.	25		—
South Korean Won	1,703,000	U.S. Dollar	1,440	8-31-16	Barclays Capital, Inc.	—		36
Colombian Peso	4,000,000	U.S. Dollar	1,256	9-7-16	Barclays Capital, Inc.	—		95
Turkish New Lira	241	Norwegian Krone	680	8-8-16	Citibank N.A.	—		2
Colombian Peso	369,984	U.S. Dollar	123	9-7-16	Citibank N.A.	—		2
Malaysian Ringgit	2,400	U.S. Dollar	619	7-15-16	Deutsche Bank AG	21		—
Euro	270	U.S. Dollar	306	8-8-16	Deutsche Bank AG	6		—
Colombian Peso	580,125	U.S. Dollar	195	8-8-16	Goldman Sachs International	—		2
Norwegian Krone	2,300	Swedish Krona	2,303	8-8-16	Goldman Sachs International	—		2
South African Rand	2,453	U.S. Dollar	160	8-8-16	Goldman Sachs International	—		5
Norwegian Krone	8,630	Euro	926	7-1-16	Morgan Stanley International	—		4
Malaysian Ringgit	287	U.S. Dollar	71	7-15-16	Morgan Stanley International	—		1
British Pound	59	Swedish Krona	700	8-8-16	Morgan Stanley International	4		—
British Pound	572	U.S. Dollar	826	8-8-16	Morgan Stanley International	64		—
Euro	924	Norwegian Krone	8,631	8-8-16	Morgan Stanley International	4		—
Euro	318	Swedish Krona	2,965	8-8-16	Morgan Stanley International	—		2
Euro	14,074	U.S. Dollar	16,176	8-8-16	Morgan Stanley International	540		—
Japanese Yen	16,960	U.S. Dollar	160	8-8-16	Morgan Stanley International	—		4
Mexican Peso	21,731	U.S. Dollar	1,198	8-8-16	Morgan Stanley International	13		—
New Zealand Dollar	33	U.S. Dollar	23	8-8-16	Morgan Stanley International	—		1
Norwegian Krone	3,582	U.S. Dollar	431	8-8-16	Morgan Stanley International	3		—
South African Rand	7,840	U.S. Dollar	516	8-8-16	Morgan Stanley International	—		13
Swedish Krona	4,913	U.S. Dollar	606	8-8-16	Morgan Stanley International	24		—
Turkish New Lira	3,114	U.S. Dollar	1,038	8-8-16	Morgan Stanley International	—		36
South Korean Won	141,456	U.S. Dollar	123	8-31-16	Morgan Stanley International	—	*	—
Chilean Peso	486,835	U.S. Dollar	698	9-6-16	Morgan Stanley International	—		34
British Pound	1,067	U.S. Dollar	1,555	9-7-16	Morgan Stanley International	133		—
Euro	1,416	U.S. Dollar	1,605	9-15-16	Morgan Stanley International	29		—
						$874		$273

The following futures contracts were outstanding at June 30, 2016 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Value	Unrealized Appreciation (Depreciation)
Euro-Bobl 5-Year Bond	Short	9-12-16	4	$(593)	$(6)
Euro-BTP Italian Government Bond	Short	9-12-16	42	(6,647)	(80)
Euro-Bund 10-Year Bond	Short	9-12-16	3	(556)	— *
Euro-Buxl 30-Year Bond	Short	9-12-16	17	(3,701)	(341)
U.S. 10-Year Treasury Note	Short	9-30-16	63	(8,378)	(95)
U.S. 10-Year Ultra Treasury Note	Short	9-30-16	2	(291)	(10)
U.S. Treasury Long Bond	Long	9-30-16	4	689	38
United Kingdom Long Gilt	Long	9-30-16	2	343	5
U.S. 2-Year Treasury Note	Short	10-5-16	3	(658)	(5)
U.S. 5-Year Treasury Note	Short	10-5-16	83	(10,140)	(176)
				$(29,932)	$(670)

The following written options were outstanding at June 30, 2016 (exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Notional Amounts	Expiration Month	Exercise Price		Premium Received	Value
iTraxx Europe 25 5-Year Index	Goldman Sachs International	Put	4,400	July 2016	EUR	140.00	$13	$(8)
Markit CDX North American High Yield 26 5-Year Index	JPMorgan Chase Bank N.A.	Put	1,620	August 2016		$98.00	9	(4)
USD versus CNH	Morgan Stanley & Co., Inc.	Put	2,850	March 2017		6.30	13	(6)
USD versus JPY	JPMorgan Chase Bank N.A.	Put	1,350	October 2016		115.00	68	(157)
	Goldman Sachs International	Put	600	October 2016		115.00	29	(70)
							$132	$(245)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Purchased Options	$48	$64	$—
Corporate Debt Securities	—	28,221	—
Other Government Securities	—	12,857	—
United States Government Obligations	—	40,077	—
Short-Term Securities	—	1,663	—
Total	$48	$82,882	$—
Centrally Cleared Credit Default Swaps	$—	$44	$—
Over the Counter Credit Default Swaps	$—	$8	$—
Forward Foreign Currency Contracts	$—	$874	$—
Futures Contracts	$43	$—	$—
Liabilities
Centrally Cleared Credit Default Swaps	$—	$13	$—
Forward Foreign Currency Contracts	$—	$273	$—
Futures Contracts	$713	$—	$—
Written Options	$—	$245	$—

During the period ended June 30, 2016, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

GTD = Guaranteed

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at June 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$81,707

Gross unrealized appreciation	1,610
Gross unrealized depreciation	(387)

Net unrealized depreciation	$1,223

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IVY FUNDS
(Registrant)

By	/s/ Wendy J. Hills
Wendy J. Hills, Vice President and Secretary

Date: August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Philip J. Sanders
Philip J. Sanders, Principal Executive Officer

Date: August 26, 2016

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: August 26, 2016